UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2017 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of six series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund.

STOCK FUND	September 30, 2017
Portfolio of Investments (unaudited)

COMMON STOCKS: 98.4%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 14.2%
AUTOMOBILES & COMPONENTS: 0.4%
Harley-Davidson, Inc.	5,610,647	$270,489,292
CONSUMER DURABLES & APPAREL: 0.3%
Coach, Inc.	4,554,845	183,469,156
MEDIA: 10.7%
Charter Communications, Inc., Class A(a)	5,744,086	2,087,515,734
Comcast Corp., Class A	45,797,594	1,762,291,417
DISH Network Corp., Class A(a)	9,727,476	527,521,023
News Corp., Class A	7,185,284	95,276,866
Time Warner, Inc.	14,484,477	1,483,934,669
Twenty-First Century Fox, Inc., Class A	42,534,626	1,122,063,434
Twenty-First Century Fox, Inc., Class B	9,350,000	241,136,500

		7,319,739,643
RETAILING: 2.8%
Liberty Interactive Corp. QVC Group, Series A(a)	19,180,376	452,081,462
Target Corp.	11,650,054	687,469,687
The Priceline Group, Inc.(a)	445,400	815,447,228

		1,954,998,377

		9,728,696,468
CONSUMER STAPLES: 1.5%
FOOD & STAPLES RETAILING: 1.5%
Wal-Mart Stores, Inc.	12,988,050	1,014,886,227
ENERGY: 7.8%
Anadarko Petroleum Corp.	27,502,821	1,343,512,806
Apache Corp.	18,045,994	826,506,525
Baker Hughes, a GE Company	15,371,113	562,890,158
Concho Resources, Inc.(a)	3,700,000	487,364,000
National Oilwell Varco, Inc.	18,798,000	671,652,540
Occidental Petroleum Corp.	1,406,282	90,297,368
Schlumberger, Ltd. (Curacao/United States)	17,549,245	1,224,235,331
Weatherford International PLC(a) (Ireland)	28,007,400	128,273,892

		5,334,732,620
FINANCIALS: 27.2%
BANKS: 10.4%
Bank of America Corp.	102,436,500	2,595,740,910
BB&T Corp.	13,100,144	614,920,759
JPMorgan Chase & Co.	16,697,800	1,594,806,878
Wells Fargo & Co.	42,853,341	2,363,361,756

		7,168,830,303
DIVERSIFIED FINANCIALS: 14.0%
American Express Co.	16,500,300	1,492,617,138
Bank of New York Mellon Corp.	26,653,324	1,413,159,239
Capital One Financial Corp.(b)	26,937,711	2,280,546,613
Charles Schwab Corp.	54,752,000	2,394,852,480
Goldman Sachs Group, Inc.	8,488,700	2,013,434,753

		9,594,610,223
INSURANCE: 2.8%
AEGON NV (Netherlands)	71,638,731	414,788,253
Brighthouse Financial, Inc.(a)	2,412,063	146,653,430
MetLife, Inc.	25,815,200	1,341,099,640

		1,902,541,323

		18,665,981,849
HEALTH CARE: 22.0%
HEALTH CARE EQUIPMENT & SERVICES: 6.9%
Cigna Corp.	7,750,017	1,448,788,178
Danaher Corp.	3,437,600	294,877,328
Express Scripts Holding Co.(a)	20,559,871	1,301,851,032
Medtronic PLC (Ireland)	7,110,900	553,014,693
UnitedHealth Group, Inc.	5,650,760	1,106,701,346

		4,705,232,577

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.1%
Alnylam Pharmaceuticals, Inc.(a)(b)	5,500,735	$646,281,355
AstraZeneca PLC ADR (United Kingdom)	37,117,873	1,257,553,537
Bristol-Myers Squibb Co.	17,541,339	1,118,084,948
Eli Lilly and Co.	12,125,000	1,037,172,500
Gilead Sciences, Inc.	6,962,412	564,094,620
GlaxoSmithKline PLC ADR (United Kingdom)	10,990,050	446,196,030
Merck & Co., Inc.	7,767,900	497,378,637
Novartis AG ADR (Switzerland)	21,845,500	1,875,436,175
Roche Holding AG ADR (Switzerland)	27,975,399	895,212,768
Sanofi ADR (France)	40,835,028	2,033,176,044

		10,370,586,614

		15,075,819,191
INDUSTRIALS: 5.0%
CAPITAL GOODS: 1.4%
Johnson Controls International PLC (Ireland)	23,076,051	929,734,095
TRANSPORTATION: 3.6%
FedEx Corp.	6,867,099	1,549,080,192
Union Pacific Corp.	8,070,000	935,877,900

		2,484,958,092

		3,414,692,187
INFORMATION TECHNOLOGY: 17.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.8%
Maxim Integrated Products, Inc.	11,914,675	568,449,144
SOFTWARE & SERVICES: 8.2%
Alphabet, Inc., Class A(a)	118,100	114,996,332
Alphabet, Inc., Class C(a)	1,910,253	1,832,142,755
Dell Technologies, Inc., Class V(a)	5,351,118	413,159,821
DXC Technology Co.	2,383,229	204,671,706
Micro Focus International PLC ADR (United Kingdom)	14,087,368	449,387,039
Microsoft Corp.	24,500,300	1,825,027,347
Synopsys, Inc.(a)	3,734,369	300,728,736
VMware, Inc.(a)	4,107,476	448,495,304

		5,588,609,040
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.8%
Cisco Systems, Inc.	38,827,711	1,305,775,921
Corning, Inc.	9,831,700	294,164,464
Hewlett Packard Enterprise Co.(b)	102,583,316	1,509,000,578
HP Inc.	71,200,195	1,421,155,892
Juniper Networks, Inc.	12,700,165	353,445,592
NetApp, Inc.(b)	7,600,331	332,590,485
TE Connectivity, Ltd. (Switzerland)	9,976,475	828,646,014

		6,044,778,946

		12,201,837,130
MATERIALS: 1.1%
Celanese Corp., Series A(b)	7,033,398	733,372,410
TELECOMMUNICATION SERVICES: 1.8%
Sprint Corp.(a)	101,266,127	787,850,468
Zayo Group Holdings, Inc.(a)(b)	14,101,900	485,387,398

		1,273,237,866
TOTAL COMMON STOCKS (Cost $42,974,189,538)		67,443,255,948

SHORT-TERM INVESTMENTS: 1.2%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	$68,045,953	$68,045,953
REPURCHASE AGREEMENT: 1.1%
Fixed Income Clearing Corporation (c) 0.60%, dated 9/29/17, due 10/2/17, maturity value $761,549,076	761,511,000	761,511,000

1 / Dodge & Cox Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2017

		VALUE
TOTAL SHORT-TERM INVESTMENTS (Cost $829,556,953)		$829,556,953

TOTAL INVESTMENTS (Cost $43,803,746,491)	99.6%	68,272,812,901
OTHER ASSETS LESS LIABILITIES	0.4%	241,619,745

NET ASSETS	100.0%	$68,514,432,646

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.50%-2.125%, 11/30/22-2/28/23. Total collateral value is $776,745,641.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index – Long Position	6,285	Dec 2017	$790,684,425	$14,297,157

See accompanying Notes to Portfolio of Investments	Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2017:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$67,443,255,948	$—	$—
Short-term Investments
Money Market Fund	68,045,953	—	—
Repurchase Agreement	—	761,511,000	—

Total Securities	$67,511,301,901	$761,511,000	$—

Other Financial Instruments
Futures Contracts
Appreciation	$14,297,157	$—	$—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at September 30, 2017 and December 31, 2016, and there were no transfers to Level 3 during the period.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Dodge & Cox Stock Fund / 3

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the nine-month period ended September 30, 2017. Transactions during the period in these securities were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period
COMMON STOCKS: 8.3%
FINANCIALS: 3.3%
Capital One Financial Corp.	27,167,711	—	(230,000)	26,937,711	$32,537,253	$3,268,324	$(72,426,638)	$2,280,546,613
HEALTH CARE: 1.0%
Alnylam Pharmaceuticals, Inc.(b)	5,430,735	70,000	—	5,500,735	—	—	439,740,034	646,281,355
INFORMATION TECHNOLOGY: 2.2%
Hewlett Packard Enterprise Co.	93,402,495	9,680,821	(500,000)	102,583,316	19,556,493	(686,570)	(296,503,549)	1,509,000,578
NetApp, Inc.	14,368,331	—	(6,768,000)	7,600,331	5,909,081	47,953,971	59,487,714	—	(c)

								1,509,000,578
MATERIALS: 1.1%
Celanese Corp., Series A	7,779,698	—	(746,300)	7,033,398	9,672,215	31,494,090	155,476,177	733,372,410
TELECOMMUNICATION SERVICES: 0.7%
Zayo Group Holdings, Inc.(b)	8,550,000	5,551,900	—	14,101,900	—	—	17,821,101	485,387,398

					$67,675,042	$82,029,815	$303,594,839	$5,654,588,354

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

4 / Dodge & Cox Stock Fund

GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)	September 30, 2017

COMMON STOCKS: 93.4%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 18.5%
AUTOMOBILES & COMPONENTS: 2.4%
Bayerische Motoren Werke AG (Germany)	623,700	$63,269,693
Honda Motor Co., Ltd. (Japan)	2,745,800	81,306,426
Mahindra & Mahindra, Ltd. (India)	1,783,705	34,352,433
Yamaha Motor Co., Ltd. (Japan)	1,315,100	39,385,799

		218,314,351
CONSUMER DURABLES & APPAREL: 0.1%
Coach, Inc. (United States)	364,893	14,697,890
MEDIA: 11.7%
Altice NV, Series A(a) (Netherlands)	4,114,444	82,401,212
Charter Communications, Inc., Class A(a) (United States)	364,797	132,574,526
Comcast Corp., Class A (United States)	2,904,700	111,772,856
DISH Network Corp., Class A(a) (United States)	1,066,600	57,841,718
Grupo Televisa SAB ADR (Mexico)	4,469,900	110,272,433
Liberty Global PLC LiLAC, Series A(a) (United Kingdom)	767,200	18,228,672
Liberty Global PLC LiLAC, Series C(a) (United Kingdom)	788,562	18,373,495
Liberty Global PLC, Series C(a) (United Kingdom)	4,564,300	149,252,610
Naspers, Ltd. (South Africa)	967,400	208,646,145
Television Broadcasts, Ltd. (Hong Kong)	2,509,500	8,336,515
Time Warner, Inc. (United States)	733,666	75,164,082
Twenty-First Century Fox, Inc., Class A (United States)	3,957,400	104,396,212

		1,077,260,476
RETAILING: 4.3%
JD.com, Inc. ADR(a) (Cayman Islands/China)	2,911,900	111,234,580
Liberty Interactive Corp. QVC Group, Series A(a) (United States)	3,220,416	75,905,205
Target Corp. (United States)	1,723,900	101,727,339
The Priceline Group, Inc.(a) (United States)	59,200	108,384,544

		397,251,668

		1,707,524,385
CONSUMER STAPLES: 1.9%
FOOD & STAPLES RETAILING: 1.7%
Magnit PJSC (Russia)	568,900	99,666,219
Wal-Mart Stores, Inc. (United States)	734,400	57,386,016

		157,052,235
FOOD, BEVERAGE & TOBACCO: 0.2%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	2,609,385	15,321,106

		172,373,341
ENERGY: 6.4%
Anadarko Petroleum Corp. (United States)	3,463,500	169,191,975
Apache Corp. (United States)	1,393,032	63,800,866
National Oilwell Varco, Inc. (United States)	1,598,700	57,121,551
Occidental Petroleum Corp. (United States)	529,100	33,973,511
Saipem SPA(a) (Italy)	5,874,230	25,327,169
Schlumberger, Ltd. (Curacao/United States)	1,183,900	82,588,864
Suncor Energy, Inc. (Canada)	3,891,600	136,322,748
Weatherford International PLC(a) (Ireland)	4,434,175	20,308,521

		588,635,205
FINANCIALS: 22.6%
BANKS: 13.0%
Banco Santander SA (Spain)	7,044,028	49,177,780
Bank of America Corp. (United States)	7,943,000	201,275,620

	SHARES	VALUE
Barclays PLC (United Kingdom)	57,182,900	$148,154,536
BNP Paribas SA (France)	1,306,700	105,404,564
ICICI Bank, Ltd. (India)	43,078,436	182,681,059
Kasikornbank PCL- Foreign (Thailand)	21,478,800	137,824,983
Standard Chartered PLC(a) (United Kingdom)	12,538,377	124,599,312
UniCredit SPA(a) (Italy)	5,468,531	116,467,924
Wells Fargo & Co. (United States)	2,405,373	132,656,321

		1,198,242,099
DIVERSIFIED FINANCIALS: 7.7%
American Express Co. (United States)	996,900	90,179,574
Bank of New York Mellon Corp. (United States)	1,367,200	72,488,944
Capital One Financial Corp. (United States)	1,585,800	134,253,828
Charles Schwab Corp. (United States)	3,737,400	163,473,876
Credit Suisse Group AG (Switzerland)	5,622,799	89,014,828
Goldman Sachs Group, Inc. (United States)	696,300	165,155,397

		714,566,447
INSURANCE: 1.9%
AEGON NV (Netherlands)	10,924,706	63,629,913
Aviva PLC (United Kingdom)	15,984,820	110,204,094

		173,834,007

		2,086,642,553
HEALTH CARE: 19.5%
HEALTH CARE EQUIPMENT & SERVICES: 5.3%
Cigna Corp. (United States)	711,100	132,933,034
Express Scripts Holding Co.(a) (United States)	2,568,800	162,656,416
Medtronic PLC (Ireland)	961,700	74,791,409
UnitedHealth Group, Inc. (United States)	583,900	114,356,815

		484,737,674
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 14.2%
Alnylam Pharmaceuticals, Inc.(a) (United States)	832,800	97,845,672
AstraZeneca PLC (United Kingdom)	2,275,100	151,059,745
Bayer AG (Germany)	724,720	98,759,851
Bristol-Myers Squibb Co. (United States)	1,700,800	108,408,992
Eli Lilly and Co. (United States)	1,389,000	118,815,060
GlaxoSmithKline PLC (United Kingdom)	5,028,600	100,299,907
Merck & Co., Inc. (United States)	511,000	32,719,330
Novartis AG (Switzerland)	2,541,600	217,585,212
Novartis AG ADR (Switzerland)	260,900	22,398,265
Roche Holding AG (Switzerland)	453,600	115,794,826
Sanofi (France)	2,480,562	246,298,599

		1,309,985,459

		1,794,723,133
INDUSTRIALS: 4.9%
CAPITAL GOODS: 3.0%
Johnson Controls International PLC (Ireland)	3,727,840	150,194,674
Schneider Electric SA (France)	1,420,478	123,614,718

		273,809,392
COMMERCIAL & PROFESSIONAL SERVICES: 0.0%(c)
Novus Holdings, Ltd. (South Africa)	334,604	161,386
TRANSPORTATION: 1.9%
FedEx Corp. (United States)	386,800	87,254,344
Union Pacific Corp. (United States)	785,800	91,129,226

		178,383,570

		452,354,348

1 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	September 30, 2017

COMMON STOCKS (continued)

	SHARES	VALUE
INFORMATION TECHNOLOGY: 12.5%
SOFTWARE & SERVICES: 6.9%
Alphabet, Inc., Class C(a) (United States)	240,799	$230,952,729
Baidu, Inc. ADR(a) (Cayman Islands/China)	498,500	123,473,465
Dell Technologies, Inc., Class V(a) (United States)	1,252,416	96,699,040
DXC Technology Co. (United States)	130,208	11,182,263
Micro Focus International PLC ADR (United Kingdom)	1,839,449	58,678,423
Microsoft Corp. (United States)	1,459,000	108,680,910

		629,666,830
TECHNOLOGY, HARDWARE & EQUIPMENT: 5.6%
Cisco Systems, Inc. (United States)	3,162,800	106,364,964
Hewlett Packard Enterprise Co. (United States)	10,120,300	148,869,613
HP Inc. (United States)	4,051,900	80,875,924
Juniper Networks, Inc. (United States)	1,377,768	38,343,283
Samsung Electronics Co., Ltd. (South Korea)	33,417	74,807,865
TE Connectivity, Ltd. (Switzerland)	823,815	68,426,074

		517,687,723

		1,147,354,553
MATERIALS: 3.2%
Celanese Corp., Series A (United States)	519,000	54,116,130
Cemex SAB de CV ADR (Mexico)	4,570,101	41,496,517
LafargeHolcim, Ltd. (Switzerland)	1,219,620	71,286,717
Linde AG (Germany)	631,910	131,782,506

		298,681,870
REAL ESTATE: 0.6%
Hang Lung Group, Ltd. (Hong Kong)	15,217,900	54,644,643
TELECOMMUNICATION SERVICES: 3.3%
Millicom International Cellular SA SDR (Luxembourg)	1,148,400	75,785,461
MTN Group, Ltd. (South Africa)	10,293,600	94,566,926
Sprint Corp.(a) (United States)	9,218,500	71,719,930
Zayo Group Holdings, Inc.(a) (United States)	1,825,800	62,844,036

		304,916,353

TOTAL COMMON STOCKS (Cost $6,603,201,339)		8,607,850,384

PREFERRED STOCKS: 4.3%
ENERGY: 0.8%
Petroleo Brasileiro SA(a) (Brazil)	15,153,206	73,202,738
FINANCIALS: 1.9%
BANKS: 1.9%
Itau Unibanco Holding SA (Brazil)	13,148,729	179,971,710

TECHNOLOGY, HARDWARE & EQUIPMENT: 1.6%
Samsung Electronics Co., Ltd. (South Korea)	80,814	145,491,307

TOTAL PREFERRED STOCKS (Cost $197,639,568)		398,665,755

SHORT-TERM INVESTMENTS: 1.9%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	$9,188,936	$9,188,936

	PAR VALUE	VALUE
REPURCHASE AGREEMENT: 1.8%
Fixed Income Clearing Corporation(b) 0.60%, dated 9/29/17, due 10/2/17, maturity value $164,091,204	$164,083,000	$164,083,000

TOTAL SHORT-TERM INVESTMENTS (Cost $173,271,936)		173,271,936

TOTAL INVESTMENTS (Cost $6,974,112,843)	99.6%	9,179,788,075
OTHER ASSETS LESS LIABILITIES	0.4%	36,679,276

NET ASSETS	100.0%	$9,216,467,351

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.25%-2.75%, 6/30/23 - 1/31/24. Total collateral value is $167,369,050.
(c)	Rounds to 0.0%

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)	September 30, 2017

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index – Long Position	1,134	Dec 2017	$142,662,870	$2,965,795

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to sell CHF:
Bank of America	10/18/17	6,387,427	6,127,650	$53,262
Bank of America	10/18/17	12,521,834	12,015,000	101,903
Bank of America	10/18/17	12,590,169	12,116,527	65,289
Bank of America	10/18/17	1,101,176	1,056,000	9,586
Bank of America	10/18/17	1,366,396	1,310,400	11,833
Bank of America	10/18/17	1,171,748	1,123,200	10,694
Barclays	10/18/17	6,187,512	5,940,000	47,322
Barclays	10/18/17	6,249,882	6,000,000	47,669
Barclays	10/18/17	1,366,005	1,310,400	11,441
Barclays	10/18/17	1,251,794	1,200,000	11,352
HSBC	10/18/17	5,924,017	5,684,296	48,148
HSBC	10/18/17	12,594,043	12,116,527	69,163
Citibank	10/25/17	7,974,660	7,500,000	218,363
Citibank	10/25/17	3,989,026	3,750,000	110,878
Citibank	10/25/17	3,988,178	3,750,000	110,029
UBS	11/15/17	20,728,933	20,000,000	17,758
Contracts to sell CNH:
HSBC	10/25/17	39,491,635	275,000,000	(1,861,820)
Citibank	1/10/18	3,413,621	24,139,420	(198,322)
HSBC	1/10/18	6,824,925	48,278,840	(398,961)
HSBC	1/10/18	3,413,862	24,139,420	(198,081)
JPMorgan	1/10/18	3,413,380	24,139,420	(198,564)
JPMorgan	1/10/18	3,414,345	24,139,420	(197,598)
JPMorgan	1/10/18	3,414,104	24,139,420	(197,839)
JPMorgan	1/10/18	3,414,828	24,139,420	(197,115)
JPMorgan	1/10/18	3,414,828	24,139,420	(197,115)
JPMorgan	1/10/18	3,413,862	24,139,420	(198,081)
Citibank	1/24/18	7,252,384	51,336,000	(422,188)
Citibank	1/24/18	6,771,705	47,896,266	(388,638)
Citibank	1/24/18	6,775,536	47,896,267	(384,806)
JPMorgan	1/24/18	19,020,716	134,600,100	(1,101,579)
JPMorgan	1/24/18	3,626,192	25,668,000	(211,094)
JPMorgan	1/24/18	3,626,192	25,668,000	(211,094)
JPMorgan	1/24/18	6,769,790	47,896,267	(390,552)
Citibank	1/31/18	5,989,021	42,411,810	(348,630)
JPMorgan	1/31/18	30,644,004	216,576,500	(1,719,301)
JPMorgan	1/31/18	11,638,937	82,312,890	(661,184)
JPMorgan	1/31/18	7,722,920	54,635,800	(441,378)
Citibank	2/7/18	6,024,463	42,598,975	(338,366)
Citibank	2/7/18	2,509,838	17,749,575	(141,341)
Citibank	2/7/18	2,517,670	17,749,575	(133,508)

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)
Citibank	2/7/18	6,038,981	42,598,975	$(323,847)
Citibank	2/7/18	6,042,408	42,598,975	(320,420)
Citibank	2/7/18	2,516,243	17,749,575	(134,936)
Citibank	2/7/18	2,510,193	17,749,575	(140,986)
Citibank	2/7/18	6,023,611	42,598,975	(339,217)
Bank of America	5/16/18	3,529,328	24,959,408	(176,197)
Bank of America	5/16/18	3,530,876	24,959,407	(174,650)
Goldman Sachs	5/16/18	3,545,017	25,061,497	(175,665)
Goldman Sachs	5/16/18	3,536,275	25,005,000	(176,019)
Goldman Sachs	5/16/18	3,530,046	24,955,663	(174,923)
Goldman Sachs	5/16/18	3,544,717	25,059,025	(175,597)
Bank of America	6/13/18	45,881,425	320,000,000	(1,545,737)
Bank of America	6/13/18	10,716,582	75,000,000	(399,159)
Bank of America	6/13/18	10,714,286	75,000,000	(401,455)
Bank of America	8/1/18	5,871,921	40,354,776	(91,411)
Bank of America	8/1/18	4,070,927	27,977,448	(63,374)
JPMorgan	8/1/18	5,872,776	40,354,777	(90,556)
JPMorgan	8/1/18	5,873,630	40,354,776	(89,701)
JPMorgan	8/1/18	4,071,520	27,977,449	(62,782)
JPMorgan	8/1/18	4,070,631	27,977,449	(63,670)
JPMorgan	8/1/18	4,072,112	27,977,448	(62,189)
JPMorgan	8/1/18	5,871,494	40,354,777	(91,838)
Bank of America	8/8/18	9,366,533	64,455,800	(154,283)
Credit Suisse	8/8/18	9,368,984	64,455,800	(151,832)
Goldman Sachs	8/8/18	7,205,552	49,581,400	(118,155)
JPMorgan	8/8/18	7,206,075	49,581,400	(117,632)
JPMorgan	8/8/18	7,205,028	49,581,400	(118,679)
JPMorgan	8/15/18	25,259,917	172,651,536	(231,902)
UBS	8/15/18	2,248,430	15,399,496	(25,290)
UBS	8/15/18	8,655,478	59,281,368	(97,354)
Bank of America	8/29/18	6,039,970	40,800,000	20,930
Bank of America	8/29/18	6,171,734	41,616,000	32,313
Citibank	8/29/18	6,045,743	40,800,000	26,703
UBS	8/29/18	5,337,129	36,000,000	26,211
UBS	8/29/18	5,861,715	39,584,160	22,042
UBS	8/29/18	6,103,228	41,199,840	25,201
Contracts to sell EUR:
Bank of America	11/15/17	13,743,711	11,689,453	(103,577)
Credit Suisse	11/15/17	9,234,005	7,792,968	2,480
Credit Suisse	11/15/17	92,571	78,125	25
Credit Suisse	11/15/17	13,764,566	11,689,454	(82,723)
Bank of America	12/13/17	18,031,125	15,000,000	233,769
Barclays	12/13/17	9,018,015	7,500,000	119,337
Barclays	12/13/17	9,018,713	7,500,000	120,035

				$(15,639,175)

The listed counterparty may be the parent company or one of its subsidiaries.

3 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2017:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$1,707,524,385	$—	$—
Consumer Staples	172,373,341	—	—
Energy	588,635,205	—	—
Financials	2,086,642,553	—	—
Health Care	1,794,723,133	—	—
Industrials	452,354,348	—	—
Information Technology	1,147,354,553	—	—
Materials	298,681,870	—	—
Real Estate	54,644,643	—	—
Telecommunication Services	304,916,353	—	—
Preferred Stocks
Energy	73,202,738	—	—
Financials	179,971,710	—	—
Information Technology	145,491,307	—	—
Short-term Investments
Money Market Fund	9,188,936	—	—
Repurchase Agreement	—	164,083,000	—

Total Securities	$9,015,705,075	$164,083,000	$—

Other Financial Instruments
Futures Contracts
Appreciation	$2,965,795	$—	$—
Currency Forward Contracts
Appreciation	—	1,573,736	—
Depreciation	—	(17,212,911)	—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation or when significant observable inputs are used to fair value a specific security. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at September 30, 2017 and December 31, 2016, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Global Stock Fund

INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)	September 30, 2017

COMMON STOCKS: 92.7%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 16.3%
AUTOMOBILES & COMPONENTS: 4.8%
Bayerische Motoren Werke AG (Germany)	8,689,200	$881,454,253
Honda Motor Co., Ltd. (Japan)	42,473,755	1,257,698,748
Mahindra & Mahindra, Ltd. (India)	6,397,770	123,214,860
NGK Spark Plug Co., Ltd. (Japan)	5,104,300	108,640,733
Yamaha Motor Co., Ltd.(b) (Japan)	26,579,100	796,014,815

		3,167,023,409
CONSUMER DURABLES & APPAREL: 1.2%
Panasonic Corp. (Japan)	52,932,034	766,991,170
MEDIA: 8.8%
Altice NV, Series A(a) (Netherlands)	34,733,274	695,613,764
Grupo Televisa SAB ADR (Mexico)	33,834,317	834,692,600
Liberty Global PLC LiLAC, Series A(a)(b) (United Kingdom)	3,917,037	93,068,799
Liberty Global PLC LiLAC, Series C(a) (United Kingdom)	5,535,198	128,970,114
Liberty Global PLC, Series A(a) (United Kingdom)	18,753,503	635,931,287
Liberty Global PLC, Series C(a) (United Kingdom)	29,141,854	952,938,626
Naspers, Ltd. (South Africa)	10,689,495	2,305,480,595
Television Broadcasts, Ltd.(b) (Hong Kong)	40,022,900	132,955,381

		5,779,651,166
RETAILING: 1.5%
JD.com, Inc. ADR(a) (Cayman Islands/China)	25,444,336	971,973,635

		10,685,639,380
CONSUMER STAPLES: 1.1%
FOOD & STAPLES RETAILING: 0.9%
Magnit PJSC (Russia)	3,410,085	597,416,559
FOOD, BEVERAGE & TOBACCO: 0.2%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	16,438,816	96,521,150

		693,937,709
ENERGY: 5.7%
Saipem SPA(a)(b) (Italy)	56,980,627	245,676,109
Schlumberger, Ltd. (Curacao/United States)	19,699,424	1,374,231,818
Statoil ASA (Norway)	37,189,350	743,833,694
Suncor Energy, Inc. (Canada)	34,660,400	1,214,153,812
Weatherford International PLC(a) (Ireland)	34,997,592	160,288,971

		3,738,184,404
FINANCIALS: 24.0%
BANKS: 17.9%
Banco Santander SA (Spain)	136,264,486	951,328,537
Barclays PLC (United Kingdom)	523,402,198	1,356,076,897
BNP Paribas SA (France)	20,503,458	1,653,905,304
ICICI Bank, Ltd.(b) (India)	381,947,476	1,619,709,903
Kasikornbank PCL- Foreign(b) (Thailand)	141,373,827	907,166,386
Lloyds Banking Group PLC (United Kingdom)	1,034,259,000	938,674,420
Mitsubishi UFJ Financial Group, Inc. (Japan)	84,307,900	547,467,519
Societe Generale SA (France)	17,267,542	1,010,935,761
Standard Chartered PLC(a) (United Kingdom)	132,528,813	1,316,996,522
UniCredit SPA(a) (Italy)	67,921,603	1,446,583,760

		11,748,845,009

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 3.7%
Credit Suisse Group AG (Switzerland)	64,979,908	$1,028,700,356
Haci Omer Sabanci Holding AS (Turkey)	47,323,154	133,085,786
UBS Group AG (Switzerland)	74,961,827	1,281,167,178

		2,442,953,320
INSURANCE: 2.4%
AEGON NV(b) (Netherlands)	134,755,530	784,870,791
Aviva PLC (United Kingdom)	118,509,527	817,039,856

		1,601,910,647

		15,793,708,976
HEALTH CARE: 15.3%
HEALTH CARE EQUIPMENT & SERVICES: 1.3%
Koninklijke Philips NV (Netherlands)	20,106,551	830,074,432
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 14.0%
AstraZeneca PLC (United Kingdom)	17,773,800	1,180,126,456
Bayer AG (Germany)	11,119,650	1,515,309,327
GlaxoSmithKline PLC (United Kingdom)	34,858,100	695,275,857
Novartis AG (Switzerland)	12,821,770	1,097,665,857
Novartis AG ADR (Switzerland)	11,028,500	946,796,725
Roche Holding AG (Switzerland)	5,124,300	1,308,129,251
Sanofi (France)	25,163,422	2,498,512,675

		9,241,816,148

		10,071,890,580
INDUSTRIALS: 7.8%
CAPITAL GOODS: 7.5%
Johnson Controls International PLC (Ireland)	24,797,101	999,075,199
Mitsubishi Electric Corp. (Japan)	77,718,800	1,214,215,956
Nidec Corp. (Japan)	5,265,700	646,718,276
Schneider Electric SA (France)	19,897,446	1,731,541,906
Smiths Group PLC (United Kingdom)	17,295,000	365,474,313

		4,957,025,650
COMMERCIAL & PROFESSIONAL SERVICES: 0.0%(d)
Novus Holdings, Ltd. (South Africa)	3,697,283	1,783,270
TRANSPORTATION: 0.3%
DP World, Ltd. (United Arab Emirates)	8,256,304	185,413,776

		5,144,222,696
INFORMATION TECHNOLOGY: 11.4%
SOFTWARE & SERVICES: 3.3%
58.com, Inc. ADR(a) (Cayman Islands/China)	638,110	40,290,265
Baidu, Inc. ADR(a) (Cayman Islands/China)	4,170,687	1,033,037,463
Micro Focus International PLC (United Kingdom)	2,994,300	95,775,037
Micro Focus International PLC ADR (United Kingdom)	12,527,673	399,632,769
Nintendo Co., Ltd. (Japan)	1,664,300	614,692,806

		2,183,428,340
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.1%
Brother Industries, Ltd. (Japan)	9,224,000	214,605,039
Hewlett Packard Enterprise Co. (United States)	66,780,984	982,348,275
Kyocera Corp. (Japan)	15,085,900	936,056,466
Samsung Electronics Co., Ltd. (South Korea)	735,692	1,646,932,630
TE Connectivity, Ltd. (Switzerland)	10,246,962	851,112,664
Telefonaktiebolaget LM Ericsson (Sweden)	115,264,300	661,875,690

		5,292,930,764

		7,476,359,104

1 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	September 30, 2017

COMMON STOCKS (continued)

	SHARES	VALUE
MATERIALS: 5.8%
Agrium, Inc. (Canada)	5,815,226	$623,450,379
Akzo Nobel NV (Netherlands)	7,245,931	669,017,226
Cemex SAB de CV ADR (Mexico)	64,849,008	588,828,993
LafargeHolcim, Ltd. (Switzerland)	11,930,483	697,336,023
Linde AG (Germany)	6,087,637	1,269,554,304

		3,848,186,925
REAL ESTATE: 0.6%
Hang Lung Group, Ltd.(b) (Hong Kong)	111,345,400	399,820,584
TELECOMMUNICATION SERVICES: 3.4%
America Movil SAB de CV, Series L (Mexico)	505,100,600	448,516,019
Bharti Airtel, Ltd. (India)	36,598,324	217,561,684
Millicom International Cellular SA SDR(b) (Luxembourg)	9,164,948	604,815,228
MTN Group, Ltd.(b) (South Africa)	102,215,380	939,048,949

		2,209,941,880
UTILITIES: 1.3%
Engie (France)	50,103,500	850,953,256
TOTAL COMMON STOCKS (Cost $52,944,638,976)		60,912,845,494

PREFERRED STOCKS: 5.9%
ENERGY: 1.7%
Petroleo Brasileiro SA(a) (Brazil)	235,671,000	1,138,489,273
FINANCIALS: 2.7%
BANKS: 2.7%
Itau Unibanco Holding SA (Brazil)	128,745,601	1,762,190,551
INFORMATION TECHNOLOGY: 1.5%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.5%
Samsung Electronics Co., Ltd. (South Korea)	548,216	986,965,898

TOTAL PREFERRED STOCKS (Cost $3,107,525,381)		3,887,645,722

SHORT-TERM INVESTMENTS: 1.3%
MONEY MARKET FUND: 0.1%

	PAR VALUE	VALUE
State Street Institutional Treasury Plus Money Market Fund	$65,301,434	$65,301,434
REPURCHASE AGREEMENT: 1.2%
Fixed Income Clearing Corporation(c) 0.60%, dated 9/29/17, due 10/2/17, maturity value $799,800,988	799,761,000	799,761,000

TOTAL SHORT-TERM INVESTMENTS (Cost $865,062,434)		865,062,434

TOTAL INVESTMENTS (Cost $56,917,226,791)	99.9%	65,665,553,650
OTHER ASSETS LESS LIABILITIES	0.1%	78,352,447

	100.0%	$65,743,906,097

(a)	Non-income producing
(b)	See Notes to Consolidated Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.625%-1.75%, 4/30/23 - 5/31/23. Total collateral value is $815,759,231.
(d)	Rounds to 0.0%

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)	September 30, 2017

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)

Euro Stoxx 50 Index – Long Position	9,970	Dec 2017	$421,379,632	$16,057,063
Yen Denominated Nikkei 225 Index – Long Position	3,144	Dec 2017	284,294,157	15,513,801

				$31,570,864

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)

Contracts to sell CHF:
Bank of America	10/18/17	18,352,929	17,600,000	$159,771
Bank of America	10/18/17	22,773,271	21,840,000	197,217
Bank of America	10/18/17	19,529,131	18,720,000	178,227
Bank of America	10/18/17	189,914,478	182,227,500	1,545,523
Bank of America	10/18/17	96,875,971	92,936,025	807,803
Bank of America	10/18/17	190,950,895	183,767,322	990,222
Barclays	10/18/17	22,766,743	21,840,000	190,688
Barclays	10/18/17	20,863,237	20,000,000	189,195
Barclays	10/18/17	94,789,879	91,000,000	722,985
Barclays	10/18/17	93,843,936	90,090,000	717,710
HSBC	10/18/17	89,847,603	86,211,830	730,250
HSBC	10/18/17	191,009,645	183,767,323	1,048,971
Bank of America	10/25/17	36,706,214	34,999,999	510,162
Barclays	10/25/17	26,040,393	24,500,000	703,156
Barclays	10/25/17	26,517,998	24,948,000	717,451
Barclays	10/25/17	26,914,636	25,326,000	723,172
Barclays	10/25/17	26,916,067	25,326,000	724,602
Citibank	10/25/17	36,707,601	35,000,000	511,547
Citibank	10/25/17	36,714,686	35,000,000	518,633
Citibank	10/25/17	159,493,194	150,000,000	4,367,252
Citibank	10/25/17	79,763,560	75,000,000	2,200,588
Citibank	10/25/17	79,780,529	75,000,000	2,217,558
Citibank	10/25/17	26,042,027	24,500,000	704,789
Citibank	10/25/17	26,787,508	25,200,000	726,350
Citibank	10/25/17	26,778,684	25,200,000	717,525
UBS	10/25/17	36,708,564	35,000,001	512,510
UBS	11/15/17	145,102,530	140,000,000	124,306
UBS	12/13/17	147,910,396	140,000,000	2,652,345
Contracts to sell CNH:
Citibank	1/10/18	43,446,075	307,228,920	(2,524,101)
HSBC	1/10/18	43,449,147	307,228,920	(2,521,029)
HSBC	1/10/18	86,862,670	614,457,840	(5,077,683)
JPMorgan	1/10/18	43,443,003	307,228,920	(2,527,173)
JPMorgan	1/10/18	43,461,440	307,228,920	(2,508,736)
JPMorgan	1/10/18	43,449,147	307,228,920	(2,521,029)
JPMorgan	1/10/18	43,452,220	307,228,920	(2,517,957)
JPMorgan	1/10/18	43,461,440	307,228,920	(2,508,736)
JPMorgan	1/10/18	43,455,293	307,228,920	(2,514,884)
Citibank	1/24/18	85,079,297	601,765,866	(4,882,823)
Citibank	1/24/18	88,991,029	629,923,000	(5,180,494)
Citibank	1/24/18	85,127,439	601,765,867	(4,834,681)
JPMorgan	1/24/18	44,495,515	314,961,500	(2,590,247)
JPMorgan	1/24/18	44,495,515	314,961,500	(2,590,247)
JPMorgan	1/24/18	85,055,246	601,765,867	(4,906,874)

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)
Citibank	1/31/18	102,920,012	728,837,636	$(5,991,136)
JPMorgan	1/31/18	376,020,262	2,657,523,200	(21,096,857)
JPMorgan	1/31/18	145,333,865	1,027,830,164	(8,256,121)
JPMorgan	1/31/18	98,291,639	695,364,200	(5,617,530)
Citibank	2/7/18	76,674,965	542,168,675	(4,306,469)
Citibank	2/7/18	76,664,123	542,168,675	(4,317,311)
Citibank	2/7/18	31,943,386	225,903,625	(1,798,880)
Citibank	2/7/18	32,043,067	225,903,625	(1,699,198)
Citibank	2/7/18	76,859,750	542,168,675	(4,121,684)
Citibank	2/7/18	32,024,897	225,903,625	(1,717,368)
Citibank	2/7/18	31,947,903	225,903,625	(1,794,362)
Citibank	2/7/18	76,903,358	542,168,675	(4,078,076)
Bank of America	5/16/18	47,078,342	332,792,093	(2,328,663)
Bank of America	5/16/18	47,057,706	332,792,094	(2,349,299)
Goldman Sachs	5/16/18	47,262,899	334,120,337	(2,341,300)
Goldman Sachs	5/16/18	47,067,286	332,742,176	(2,332,308)
Goldman Sachs	5/16/18	47,266,893	334,153,300	(2,342,200)
Goldman Sachs	5/16/18	47,150,332	333,400,000	(2,346,924)
Bank of America	6/13/18	28,571,429	200,000,000	(1,070,548)
Bank of America	6/13/18	28,577,552	200,000,000	(1,064,424)
Bank of America	8/1/18	50,833,132	349,350,697	(791,342)
Bank of America	8/1/18	73,321,899	503,904,752	(1,141,435)
JPMorgan	8/1/18	50,847,929	349,350,697	(776,545)
JPMorgan	8/1/18	50,829,434	349,350,699	(795,040)
JPMorgan	8/1/18	73,343,243	503,904,752	(1,120,091)
JPMorgan	8/1/18	73,332,570	503,904,752	(1,130,764)
JPMorgan	8/1/18	73,316,565	503,904,753	(1,146,769)
JPMorgan	8/1/18	50,840,529	349,350,698	(783,944)
Bank of America	8/8/18	116,911,358	804,525,512	(1,925,726)
Credit Suisse	8/8/18	116,941,947	804,525,513	(1,895,138)
Goldman Sachs	8/8/18	89,974,833	619,116,825	(1,475,391)
JPMorgan	8/8/18	89,968,295	619,116,825	(1,481,929)
JPMorgan	8/8/18	89,981,371	619,116,825	(1,468,853)
JPMorgan	8/15/18	369,751,221	2,527,249,599	(3,394,551)
UBS	8/15/18	136,768,981	936,730,749	(1,538,339)
UBS	8/15/18	35,528,421	243,334,152	(399,614)
Bank of America	8/29/18	90,004,449	606,900,000	471,230
Bank of America	8/29/18	88,082,902	595,000,000	305,236
Citibank	8/29/18	88,167,088	595,000,000	389,422
UBS	8/29/18	89,005,407	600,831,000	367,520
UBS	8/29/18	85,483,341	577,269,000	321,449
UBS	8/29/18	77,833,126	525,000,000	382,244
Contracts to sell EUR:
Bank of America	11/15/17	241,889,311	205,734,375	(1,822,956)
Credit Suisse	11/15/17	162,518,498	137,156,250	43,653
Credit Suisse	11/15/17	1,629,258	1,375,000	438
Credit Suisse	11/15/17	242,256,341	205,734,375	(1,455,926)
Bank of America	12/13/17	540,933,750	450,000,000	7,013,077
Barclays	12/13/17	270,540,450	225,000,000	3,580,114
Barclays	12/13/17	270,561,375	225,000,000	3,601,039

				$(113,135,775)

The listed counterparty may be the parent company or one of its subsidiaries.

3 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dodge & Cox International Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2017:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$10,685,639,380	$—	$—
Consumer Staples	693,937,709	—	—
Energy	3,738,184,404	—	—
Financials	15,793,708,976	—	—
Health Care	10,071,890,580	—	—
Industrials	4,958,808,920	185,413,776	—
Information Technology	7,476,359,104	—	—
Materials	3,848,186,925	—	—
Real Estate	399,820,584	—	—
Telecommunication Services	2,209,941,880	—	—
Utilities	850,953,256	—	—
Preferred Stocks
Energy	1,138,489,273	—	—
Financials	1,762,190,551	—	—
Information Technology	986,965,898	—	—
Short-term Investments
Money Market Fund	65,301,434	—	—
Repurchase Agreement	—	799,761,000	—

Total Securities	$64,680,378,874	$985,174,776	$—

Other Financial Instruments
Futures Contracts
Appreciation	$31,570,864	$—	$—
Currency Forward Contracts
Appreciation	—	42,585,930	—
Depreciation	—	(155,721,705)	—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation or when significant observable inputs are used to fair value a specific security. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at September 30, 2017 and December 31, 2016, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

5 / Dodge & Cox International Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all of part of the nine-month period ended September 30, 2017. Transactions during the period in these securities were as follows:

	Shares at Beginning of Period		Additions	Reductions	Shares at End of Period	Dividend Income (a)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period
COMMON STOCKS: 9.5%
CONSUMER DISCRETIONARY: 1.6%
Liberty Global PLC LiLAC, Series A(b)	3,896,557		20,480	—	3,917,037	$—	$—	$7,029,150	$93,068,799
Television Broadcasts, Ltd.	40,022,900		—	—	40,022,900	4,616,980	—	1,355,921	132,955,381
Yamaha Motor Co., Ltd.	30,076,100		—	(3,497,000)	26,579,100	8,714,652	(12,950,854)	236,424,003	796,014,815

									1,022,038,995
ENERGY: 0.0%
Saipem SPA(b)	56,980,627	(c)	—	—	56,980,627	—	—	(73,148,189)	—	(d)
FINANCIALS: 5.0%
AEGON NV	134,654,439		7,587,670	(7,486,579)	134,755,530	40,249,418	(56,388,810)	100,617,355	784,870,791
ICICI Bank, Ltd.	364,368,485		36,035,159	(18,456,168)	381,947,476	13,974,428	7,096,859	334,530,194	1,619,709,903
Kasikornbank PCL- Foreign	119,975,027		21,398,800	—	141,373,827	13,011,312	—	190,026,067	907,166,386

									3,311,747,080
REAL ESTATE: 0.6%
Hang Lung Group, Ltd.	121,585,500		—	(10,240,100)	111,345,400	11,976,764	(16,997,527)	34,655,980	399,820,584
TELECOMMUNICATION SERVICES: 2.3%
Millicom International Cellular SA SDR	9,603,136		—	(438,188)	9,164,948	21,192,669	(20,532,676)	240,317,897	604,815,228
MTN Group, Ltd.	88,829,080		13,386,300	—	102,215,380	42,889,939	—	4,395,716	939,048,949

									1,543,864,177

						$156,626,162	$(99,773,008)	$1,076,204,094	$6,277,470,836

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Shares adjusted for reverse stock split on May 22, 2017
(d)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox International Stock Fund / 6

BALANCED FUND
Portfolio of Investments (unaudited)	September 30, 2017

COMMON STOCKS: 65.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 9.4%
AUTOMOBILES & COMPONENTS: 0.2%
Harley-Davidson, Inc.	858,400	$41,383,464
CONSUMER DURABLES & APPAREL: 0.2%
Coach, Inc.	745,064	30,011,178
MEDIA: 7.2%
Charter Communications, Inc., Class A(a)	902,207	327,880,068
Comcast Corp., Class A	7,165,348	275,722,591
DISH Network Corp., Class A(a)	1,600,032	86,769,735
News Corp., Class A	1,061,204	14,071,565
Time Warner, Inc.	2,256,891	231,218,483
Twenty-First Century Fox, Inc., Class A	6,890,200	181,763,476
Twenty-First Century Fox, Inc., Class B	1,565,000	40,361,350

		1,157,787,268
RETAILING: 1.8%
Liberty Interactive Corp. QVC Group, Series A(a)	2,890,850	68,137,335
Target Corp.	1,808,400	106,713,684
The Priceline Group, Inc.(a)	65,400	119,735,628

		294,586,647

		1,523,768,557
CONSUMER STAPLES: 1.0%
FOOD & STAPLES RETAILING: 1.0%
Wal-Mart Stores, Inc.	2,050,400	160,218,256
ENERGY: 5.3%
Anadarko Petroleum Corp.	4,288,892	209,512,374
Apache Corp.	2,920,139	133,742,366
Baker Hughes, a GE Company	2,306,079	84,448,613
Concho Resources, Inc.(a)	584,900	77,043,028
National Oilwell Varco, Inc.	3,100,000	110,763,000
Occidental Petroleum Corp.	389,814	25,029,957
Schlumberger, Ltd. (Curacao/United States)	2,734,221	190,739,257
Weatherford International PLC(a) (Ireland)	4,970,000	22,762,600

		854,041,195
FINANCIALS: 18.1%
BANKS: 6.9%
Bank of America Corp.	16,013,400	405,779,556
BB&T Corp.	1,994,584	93,625,773
JPMorgan Chase & Co.	2,649,100	253,015,541
Wells Fargo & Co.	6,755,106	372,544,096

		1,124,964,966
DIVERSIFIED FINANCIALS: 9.3%
American Express Co.	2,521,000	228,049,660
Bank of New York Mellon Corp.	4,167,400	220,955,548
Capital One Financial Corp.	4,250,059	359,809,995
Charles Schwab Corp.	8,564,700	374,619,978
Goldman Sachs Group, Inc.	1,325,900	314,490,221

		1,497,925,402
INSURANCE: 1.9%
AEGON NV (Netherlands)	11,909,591	68,956,532
Brighthouse Financial, Inc.(a)	387,818	23,579,334
MetLife, Inc.	4,072,300	211,555,985

		304,091,851

		2,926,982,219
HEALTH CARE: 14.4%
HEALTH CARE EQUIPMENT & SERVICES: 4.4%
Cigna Corp.	1,212,059	226,582,310
Danaher Corp.	468,100	40,153,618
Express Scripts Holding Co.(a)	3,195,668	202,349,698
Medtronic PLC (Ireland)	1,015,200	78,952,104
UnitedHealth Group, Inc.	845,772	165,644,446

		713,682,176

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 10.0%
Alnylam Pharmaceuticals, Inc.(a)	796,000	$93,522,040
AstraZeneca PLC ADR (United Kingdom)	5,860,899	198,567,258
Bristol-Myers Squibb Co.	2,762,800	176,100,872
Eli Lilly and Co.	1,910,000	163,381,400
Gilead Sciences, Inc.	1,073,680	86,989,554
GlaxoSmithKline PLC ADR (United Kingdom)	1,852,250	75,201,350
Merck & Co., Inc.	1,084,775	69,458,143
Novartis AG ADR (Switzerland)	3,415,200	293,194,920
Roche Holding AG ADR (Switzerland)	4,391,000	140,512,000
Sanofi ADR (France)	6,415,265	319,416,044

		1,616,343,581

		2,330,025,757
INDUSTRIALS: 3.3%
CAPITAL GOODS: 0.9%
Johnson Controls International PLC (Ireland)	3,613,214	145,576,392
TRANSPORTATION: 2.4%
FedEx Corp.	1,080,254	243,683,697
Union Pacific Corp.	1,233,000	142,991,010

		386,674,707

		532,251,099
INFORMATION TECHNOLOGY: 11.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.5%
Maxim Integrated Products, Inc.	1,665,291	79,451,034
SOFTWARE & SERVICES: 5.4%
Alphabet, Inc., Class A(a)	4,300	4,186,996
Alphabet, Inc., Class C(a)	316,395	303,457,609
Dell Technologies, Inc., Class V(a)	913,929	70,564,458
DXC Technology Co.	380,374	32,666,519
Micro Focus International PLC ADR (United Kingdom)	2,265,951	72,283,837
Microsoft Corp.	3,775,400	281,229,546
Synopsys, Inc.(a)	529,100	42,608,423
VMware, Inc.(a)	573,300	62,598,627

		869,596,015
TECHNOLOGY, HARDWARE & EQUIPMENT: 5.8%
Cisco Systems, Inc.	5,883,100	197,848,653
Corning, Inc.	1,186,200	35,491,104
Hewlett Packard Enterprise Co.	16,500,512	242,722,531
HP Inc.	11,207,512	223,701,940
Juniper Networks, Inc.	1,900,329	52,886,156
NetApp, Inc.	1,176,891	51,500,750
TE Connectivity, Ltd. (Switzerland)	1,583,036	131,486,970

		935,638,104

		1,884,685,153
MATERIALS: 0.7%
Celanese Corp., Series A	1,042,532	108,704,812
TELECOMMUNICATION SERVICES: 1.2%
Sprint Corp.(a)	15,802,971	122,947,114
Zayo Group Holdings, Inc.(a)	2,110,000	72,626,200

		195,573,314

TOTAL COMMON STOCKS (Cost $6,388,376,687)		10,516,250,362

PREFERRED STOCKS: 5.0%

	PAR VALUE	VALUE
CONSUMER DISCRETIONARY: 0.3%
MEDIA: 0.3%
NBCUniversal Enterprise, Inc. 5.25%(c)(g)	$53,210,000	$56,801,675
FINANCIALS: 4.7%
BANKS: 4.7%
Bank of America Corp. 6.10%(g)	16,008,000	17,648,820

1 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2017

PREFERRED STOCKS (continued)

	PAR VALUE	VALUE
Bank of America Corp. 6.25%(g)	$52,470,000	$57,848,175
Citigroup, Inc. 5.95%,(g)	5,175,000	5,569,594
Citigroup, Inc. 5.95%,(g)	77,327,000	83,609,819
Citigroup, Inc. 6.25%(g)	50,886,000	57,246,750
JPMorgan Chase & Co. 6.10%(g)	254,565,000	280,973,573
Wells Fargo & Co. 5.875%(g)	227,645,000	253,368,885

		756,265,616

TOTAL PREFERRED STOCKS (Cost $739,142,164)		813,067,291

DEBT SECURITIES: 27.8%
U.S. TREASURY: 4.4%
U.S. Treasury Note/Bond
1.625%, 7/31/19	77,310,000	77,524,415
1.625%, 3/15/20	60,000,000	60,084,375
1.625%, 11/30/20	6,585,000	6,574,196
1.75%, 12/31/20	96,775,000	96,933,771
1.125%, 2/28/21	127,255,000	124,739,726
1.125%, 7/31/21	56,610,000	55,214,652
1.75%, 11/30/21	130,000,000	129,512,500
1.875%, 1/31/22	90,500,000	90,514,141
1.875%, 2/28/22	35,790,000	35,788,602
1.75%, 5/31/22	39,664,000	39,391,310

		716,277,688
GOVERNMENT-RELATED: 1.8%
FEDERAL AGENCY: 0.1%
Small Business Admin. - 504 Program
Series 1998-20D 1, 6.15%, 4/1/18	94,420	95,104
Series 1998-20I 1, 6.00%, 9/1/18	59,575	60,151
Series 1999-20F 1, 6.80%, 6/1/19	119,116	121,563
Series 2000-20D 1, 7.47%, 4/1/20	649,382	672,861
Series 2000-20E 1, 8.03%, 5/1/20	103,193	107,284
Series 2000-20G 1, 7.39%, 7/1/20	185,857	192,535
Series 2000-20I 1, 7.21%, 9/1/20	92,431	95,560
Series 2001-20E 1, 6.34%, 5/1/21	454,714	476,237
Series 2001-20G 1, 6.625%, 7/1/21	417,284	437,709
Series 2003-20J 1, 4.92%, 10/1/23	1,821,443	1,922,307
Series 2007-20F 1, 5.71%, 6/1/27	2,387,607	2,557,460

		6,738,771
FOREIGN AGENCY: 0.6%
Petroleo Brasileiro SA (Brazil)
4.375%, 5/20/23	20,950,000	20,709,075
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	13,775,000	15,669,062
6.50%, 3/13/27(c)	18,400,000	20,428,600
6.625%, 6/15/35	9,425,000	10,155,438
6.375%, 1/23/45	20,125,000	20,477,187
5.625%, 1/23/46	16,675,000	15,507,750

		102,947,112
LOCAL AUTHORITY: 1.1%
New Jersey Turnpike Authority RB
7.102%, 1/1/41	12,436,000	18,153,078
State of California GO
7.50%, 4/1/34	13,470,000	19,570,967
7.55%, 4/1/39	22,525,000	34,544,340
7.30%, 10/1/39	18,730,000	27,532,725
7.625%, 3/1/40	5,540,000	8,489,164
State of Illinois GO
5.665%, 3/1/18	28,485,000	28,884,645
5.877%, 3/1/19	10,225,000	10,689,829
5.10%, 6/1/33	22,615,000	22,870,549

		170,735,297

		280,421,180

	PAR VALUE	VALUE
SECURITIZED: 10.7%
ASSET-BACKED: 0.9%
Auto Loan: 0.1%
Ford Credit Auto Owner Trust
Series 2015-REV1 A, 2.12%, 7/15/26(c)	$16,450,000	$16,510,358
Series 2017-REV2 A, 2.36%, 3/15/29(c)	6,721,000	6,683,273

		23,193,631
Credit Card: 0.3%
American Express Master Trust Series 2017-4 A, 1.64%, 12/15/21	44,759,000	44,699,018
Other: 0.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	25,293,940	26,290,268
9.75%, 1/6/27(c)	33,780,874	35,301,014

		61,591,282
Student Loan: 0.1%
SLM Student Loan Trust (Private Loans)
Series 2014-A A2A, 2.59%, 1/15/26(c)	4,733,154	4,762,433
Series 2012-B A2, 3.48%, 10/15/30(c)	2,784,588	2,805,913
Series 2012-E A2A, 2.09%, 6/15/45(c)	9,102,720	9,123,051
Series 2012-C A2, 3.31%, 10/15/46(c)	4,598,974	4,617,665

		21,309,062

		150,792,993
CMBS: 0.1%
Agency CMBS: 0.1%
Fannie Mae Multifamily DUS
Pool AL8144, 2.404%, 10/1/22	7,880,235	7,978,769
Pool AL9086, 2.308%, 7/1/23	1,745,799	1,743,431
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.502%, 3/25/26(f)	10,645,264	1,007,565
Series K056 X1, 1.401%, 5/25/26(f)	4,665,156	408,534
Series K057 X1, 1.327%, 7/25/26(f)	3,812,919	321,819
Series K064 X1, 0.745%, 3/25/27(f)	9,582,052	469,658
Series K065 X1, 0.816%, 4/25/27(f)	44,413,018	2,423,108
Series K066 X1, 0.891%, 6/25/27(f)	38,077,478	2,333,906

		16,686,790

		16,686,790
MORTGAGE-RELATED: 9.7%
Federal Agency CMO & REMIC: 1.2%
Dept. of Veterans Affairs
Series 1995-1 1, 6.931%, 2/15/25(f)	273,886	299,071
Series 1995-2C 3A, 8.793%, 6/15/25	122,641	144,072
Series 2002-1 2J, 6.50%, 8/15/31	7,991,438	9,015,533
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	1,698,762	1,972,242
Trust 2009-66 ET, 6.00%, 5/25/39	2,501,926	2,675,481
Trust 2009-30 AG, 6.50%, 5/25/39	1,914,928	2,114,706
Trust 2001-T7 A1, 7.50%, 2/25/41	1,276,095	1,486,964
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	530,899	632,714
Trust 2001-T4 A1, 7.50%, 7/25/41	1,317,119	1,548,276
Trust 2001-T8 A1, 7.50%, 7/25/41	1,363,082	1,589,793
Trust 2001-W3 A, 7.00%, 9/25/41(f)	866,920	943,109
Trust 2001-T10 A2, 7.50%, 12/25/41	1,039,972	1,220,194
Trust 2013-106 MA, 4.00%, 2/25/42	8,498,066	8,951,777
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	1,354,716	1,565,625
Trust 2002-W8 A2, 7.00%, 6/25/42	1,710,313	2,003,758
Trust 2003-W2 1A1, 6.50%, 7/25/42	2,900,625	3,391,575
Trust 2003-W2 1A2, 7.00%, 7/25/42	1,117,462	1,328,977
Trust 2003-W4 4A, 7.50%, 10/25/42(f)	1,392,112	1,591,880
Trust 2012-121 NB, 7.00%, 11/25/42	2,136,907	2,454,472
Trust 2004-T1 1A2, 6.50%, 1/25/44	1,721,706	1,973,313
Trust 2004-W2 5A, 7.50%, 3/25/44	2,806,600	3,192,307
Trust 2004-W8 3A, 7.50%, 6/25/44	477,822	560,072
Trust 2005-W4 1A2, 6.50%, 8/25/45	4,457,006	5,130,996
Trust 2009-11 MP, 7.00%, 3/25/49	4,281,423	4,901,237
USD LIBOR 1-Month +0.55%, 1.787%, 9/25/43	8,488,691	8,572,670
Freddie Mac
Series 1078 GZ, 6.50%, 5/15/21	68,431	71,077

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	September 30, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Series 16 PK, 7.00%, 8/25/23	$1,520,406	$1,652,153
Series T-48 1A4, 5.538%, 7/25/33	25,868,059	28,242,302
Series T-51 1A, 6.50%, 9/25/43(f)	172,212	199,769
Series T-59 1A1, 6.50%, 10/25/43	9,395,190	11,047,324
Series 4281 BC, 4.50%, 12/15/43(f)	53,008,813	57,066,034
USD LIBOR 1-Month
+0.61%, 1.844%, 9/15/43	18,368,646	18,551,102

		186,090,575
Federal Agency Mortgage Pass-Through: 8.5%
Fannie Mae, 15 Year
6.00%, 3/1/18 - 3/1/22	219,099	229,083
6.50%, 4/1/18 - 11/1/18	5,776	5,800
7.00%, 11/1/18	1,699	1,702
4.50%, 1/1/25 - 1/1/27	11,254,213	11,835,077
3.50%, 11/1/25 - 12/1/29	29,074,498	30,281,524
4.00%, 9/1/26 - 3/1/29	68,678,943	72,280,627
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	51,695,092	54,917,397
4.50%, 1/1/31 - 12/1/34	80,354,452	86,480,479
3.50%, 6/1/35 - 4/1/37	92,243,912	95,907,513
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	18,731,003	21,348,187
5.50%, 7/1/33 - 8/1/37	12,168,792	13,639,107
6.00%, 9/1/36 - 8/1/37	16,693,314	19,051,389
7.00%, 4/1/37 - 8/1/37	5,712,559	6,715,240
4.50%, 1/1/39 - 3/1/47	238,554,215	257,179,577
Fannie Mae, 40 Year
4.50%, 6/1/56	48,038,156	51,762,387
Fannie Mae, Hybrid ARM
1-Year U.S. Treasury CMT
+2.03%, 3.175%, 9/1/34	1,145,788	1,200,373
USD LIBOR 12-Month
+1.36%, 2.884%, 12/1/34	1,417,714	1,473,687
+1.58%, 3.20%, 1/1/35	1,061,441	1,112,170
+1.50%, 3.202%, 8/1/35	957,170	997,402
+1.64%, 3.362%, 5/1/37	1,036,317	1,085,539
+1.85%, 4.189%, 7/1/39	1,506,732	1,584,406
+1.78%, 3.76%, 11/1/40	2,299,094	2,387,744
+1.78%, 3.549%, 12/1/40	4,324,738	4,487,178
+1.57%, 2.626%, 11/1/43	5,269,474	5,433,713
+1.55%, 2.695%, 4/1/44	13,756,139	14,168,723
+1.60%, 2.806%, 11/1/44	21,318,040	21,885,643
+1.60%, 2.812%, 12/1/44	14,625,568	15,006,308
+1.59%, 2.942%, 9/1/45	4,483,478	4,576,277
+1.59%, 2.829%, 12/1/45	20,097,487	20,510,642
+1.59%, 2.654%, 1/1/46	18,373,616	18,677,737
+1.61%, 3.188%, 6/1/47	14,791,470	15,188,142
+1.61%, 3.159%, 7/1/47	20,000,330	20,518,244
USD LIBOR 6-Month
+1.54%, 2.917%, 1/1/35	1,788,253	1,849,446
Freddie Mac, Hybrid ARM
1-Year U.S. Treasury CMT
+2.25%, 2.764%, 10/1/35	2,208,048	2,333,449
USD LIBOR 12-Month
+1.96%, 3.80%, 5/1/34	1,988,020	2,115,224
+1.57%, 3.292%, 4/1/37	2,177,862	2,275,389
+1.79%, 3.169%, 9/1/37	1,293,543	1,360,585
+1.90%, 6.272%, 1/1/38	353,326	373,702
+2.06%, 3.775%, 2/1/38	5,326,453	5,663,799
+1.96%, 3.988%, 7/1/38	256,335	271,585
+1.72%, 3.354%, 10/1/38	1,441,236	1,513,690
+1.80%, 3.602%, 10/1/41	1,011,870	1,047,756
+1.80%, 2.57%, 8/1/42	8,447,111	8,727,398
+1.62%, 2.962%, 5/1/44	14,003,044	14,387,323
+1.61%, 2.962%, 5/1/44	1,893,728	1,943,429
+1.62%, 2.95%, 6/1/44	4,107,249	4,212,685
+1.62%, 3.095%, 6/1/44	5,429,721	5,588,241
+1.63%, 3.085%, 1/1/45	25,432,823	26,107,968
+1.62%, 2.747%, 10/1/45	10,942,092	11,136,744

	PAR VALUE	VALUE
+1.62%, 2.82%, 10/1/45	$12,332,880	$12,574,833
+1.63%, 3.249%, 7/1/47	11,251,408	11,556,417
Freddie Mac Gold, 15 Year
6.50%, 11/1/17 - 9/1/18	1,817	1,821
6.00%, 2/1/18	68	69
4.50%, 9/1/24 - 9/1/26	7,651,569	8,124,245
4.00%, 3/1/25 - 11/1/26	29,463,504	30,858,694
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	3,530,754	3,903,724
4.50%, 4/1/31 - 6/1/31	10,011,684	10,765,951
Freddie Mac Gold, 30 Year
7.75%, 7/25/21	172,277	179,554
7.47%, 3/17/23	73,882	78,857
6.50%, 12/1/32 - 4/1/33	5,440,602	6,167,719
7.00%, 11/1/37 - 9/1/38	4,459,887	5,067,167
5.50%, 12/1/37	642,426	716,556
6.00%, 2/1/39	1,608,417	1,824,705
4.50%, 9/1/41 - 6/1/47	301,561,973	323,491,356
Ginnie Mae, 30 Year
7.97%, 4/15/20 - 1/15/21	167,828	177,381
7.50%, 11/15/24 - 10/15/25	627,649	701,310

		1,379,027,789

		1,565,118,364

		1,732,598,147
CORPORATE: 10.9%
FINANCIALS: 3.9%
Bank of America Corp.
7.625%, 6/1/19	14,175,000	15,467,749
5.625%, 7/1/20	19,324,000	21,042,872
4.20%, 8/26/24	5,825,000	6,121,664
6.625%, 5/23/36(b)	37,275,000	46,361,100
Barclays PLC (United Kingdom)
4.375%, 9/11/24	18,275,000	18,761,392
4.836%, 5/9/28	4,525,000	4,688,667
BNP Paribas SA (France)
4.25%, 10/15/24	31,175,000	32,559,135
4.375%, 9/28/25(c)	13,700,000	14,211,338
4.375%, 5/12/26(c)	8,000,000	8,353,520
Boston Properties, Inc.
3.85%, 2/1/23	7,800,000	8,231,605
3.125%, 9/1/23	17,550,000	17,885,622
3.80%, 2/1/24	5,000,000	5,227,182
3.65%, 2/1/26	4,450,000	4,534,711
Capital One Financial Corp.
3.50%, 6/15/23	21,006,000	21,489,485
4.20%, 10/29/25	10,175,000	10,452,073
Cigna Corp.
7.875%, 5/15/27	17,587,000	24,169,894
Citigroup, Inc.
4.00%, 8/5/24	5,925,000	6,131,695
USD LIBOR 3-Month
+6.37, 7.681%, 10/30/40(b)	37,080,925	41,115,330
Equity Residential
3.00%, 4/15/23	14,775,000	15,052,322
2.85%, 11/1/26	6,000,000	5,834,352
HSBC Holdings PLC (United Kingdom)
4.30%, 3/8/26	4,600,000	4,940,666
6.50%, 5/2/36	27,355,000	35,631,563
6.50%, 9/15/37	21,490,000	28,417,046
JPMorgan Chase & Co.
8.75%, 9/1/30(b)	23,042,000	33,544,791
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	19,575,000	20,558,356
4.65%, 3/24/26	11,100,000	11,731,623
Navient Corp.
8.45%, 6/15/18	22,754,000	23,709,668
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	44,666,000	49,219,495
6.00%, 12/19/23	8,825,000	9,813,461

3 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Unum Group 7.19%, 2/1/28	$8,305,000	$9,987,155
7.25%, 3/15/28	2,030,000	2,571,990
6.75%, 12/15/28	11,368,000	13,892,265
Wells Fargo & Co.
2.15%, 12/6/19	22,800,000	22,917,280
4.30%, 7/22/27	21,995,000	23,257,593
USD LIBOR 3-Month +0.65%, 1.966%, 12/6/19	11,575,000	11,689,531

		629,574,191
INDUSTRIALS: 6.6%
AT&T, Inc.
5.35%, 9/1/40	27,575,000	28,964,599
4.75%, 5/15/46	7,000,000	6,739,705
5.65%, 2/15/47	5,175,000	5,640,736
4.50%, 3/9/48	24,560,000	22,630,786
BHP Billiton, Ltd. (Australia)
6.75%, 10/19/75(b)(c)(g)	11,450,000	13,482,375
Burlington Northern Santa Fe LLC(e)
5.72%, 1/15/24	3,597,215	3,964,872
5.342%, 4/1/24	7,331,181	7,961,211
5.629%, 4/1/24	11,444,876	12,428,449
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(c)	10,575,000	11,209,500
5.70%, 1/11/25(c)	22,475,000	23,958,350
6.125%, 5/5/25(c)	8,100,000	8,748,000
Charter Communications, Inc.
8.75%, 2/14/19	7,840,000	8,515,436
8.25%, 4/1/19	21,815,000	23,716,705
4.125%, 2/15/21	2,260,000	2,346,213
4.908%, 7/23/25	11,600,000	12,396,374
4.20%, 3/15/28(c)	5,000,000	5,055,995
6.55%, 5/1/37	11,000,000	12,914,521
6.75%, 6/15/39	6,160,000	7,387,707
6.484%, 10/23/45	15,070,000	17,710,263
5.375%, 5/1/47(c)	4,100,000	4,242,441
Cox Enterprises, Inc.
3.25%, 12/15/22(c)	6,240,000	6,292,510
2.95%, 6/30/23(c)	37,166,000	36,573,056
3.85%, 2/1/25(c)	24,125,000	24,284,515
CRH PLC (Ireland)
3.875%, 5/18/25(c)	17,100,000	17,861,743
Dell Technologies, Inc.
4.42%, 6/15/21(c)	17,415,000	18,282,352
5.45%, 6/15/23(c)	14,966,000	16,414,225
Dillard’s, Inc.
7.875%, 1/1/23	8,660,000	9,953,386
7.75%, 7/15/26	50,000	57,994
7.75%, 5/15/27	540,000	629,043
7.00%, 12/1/28	15,135,000	16,804,366
DowDuPont
7.375%, 11/1/29	17,000,000	22,648,609
9.40%, 5/15/39	5,677,000	9,410,370
Ford Motor Credit Co. LLC(e)
2.681%, 1/9/20	13,000,000	13,112,366
5.75%, 2/1/21	12,700,000	13,923,789
5.875%, 8/2/21	12,945,000	14,395,440
4.25%, 9/20/22	9,593,000	10,094,046
4.375%, 8/6/23	7,900,000	8,334,278
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(c)	10,475,000	10,888,416
4.25%, 7/21/25(c)	44,175,000	46,578,789
Kinder Morgan, Inc.
4.30%, 6/1/25	11,050,000	11,571,189
5.50%, 3/1/44	25,893,000	27,226,237
5.40%, 9/1/44	20,119,000	20,905,178
Macy’s, Inc.
6.90%, 1/15/32	42,110,000	44,736,694
6.70%, 7/15/34	5,890,000	6,254,692

	PAR VALUE	VALUE
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(c)	$16,900,000	$18,234,424
5.50%, 7/21/25(c)	20,075,000	21,876,932
4.85%, 7/6/27(c)	14,200,000	14,682,800
RELX PLC (United Kingdom)
3.125%, 10/15/22	17,458,000	17,690,065
Telecom Italia SPA (Italy)
7.175%, 6/18/19	27,527,000	29,840,644
5.303%, 5/30/24(c)	15,025,000	16,339,687
7.20%, 7/18/36	11,596,000	14,320,480
7.721%, 6/4/38	7,062,000	9,059,134
Time Warner, Inc.
7.625%, 4/15/31	15,500,000	21,130,399
7.70%, 5/1/32	16,944,000	23,547,363
TransCanada Corp. (Canada)
5.625%, 5/20/75(b)(g)	20,570,000	21,814,485
5.875%, 8/15/76(b)(g)	4,500,000	4,882,500
5.30%, 3/15/77(b)(g)	20,885,000	21,381,019
Twenty-First Century Fox, Inc.
6.15%, 3/1/37	15,000,000	18,548,999
6.65%, 11/15/37	4,638,000	6,096,908
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(c)	12,050,000	12,426,562
Union Pacific Corp.
6.176%, 1/2/31	8,177,455	9,481,498
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	11,633,191
4.522%, 9/15/48	7,000,000	6,769,821
5.012%, 4/15/49	49,149,000	50,646,761
Vulcan Materials Co.
7.50%, 6/15/21	20,340,000	23,772,223
Xerox Corp.
6.35%, 5/15/18	16,835,000	17,269,256
4.50%, 5/15/21	13,311,000	13,934,265
Zoetis, Inc.
3.25%, 2/1/23	2,150,000	2,222,531
4.50%, 11/13/25	17,545,000	19,309,144

		1,074,158,612
UTILITIES: 0.4%
Dominion Energy, Inc.
4.104%, 4/1/21	5,300,000	5,553,633
5.75%, 10/1/54(b)(g)	22,950,000	24,786,000
Enel SPA (Italy)
6.80%, 9/15/37(c)	13,700,000	18,058,064
6.00%, 10/7/39(c)	13,352,000	16,449,884

		64,847,581
		1,768,580,384

TOTAL DEBT SECURITIES (Cost $4,297,345,592)		4,497,877,399

EQUITY INDEX PUT OPTIONS PURCHASED: 0.5%

	CONTRACTS	VALUE
Counterparty: Goldman Sachs
S&P 500 Index, 12/15/17 at $2,275 Notional Amount $841,010,236	333,819	2,653,994
S&P 500 Index, 6/15/18 at $2,375 Notional Amount $566,856,000	225,000	14,793,724
S&P 500 Index, 6/15/18 at $2,475 Notional Amount $251,936,000	100,000	9,204,999
Counterparty: JPMorgan
S&P 500 Index, 12/15/17 at $2,275 Notional Amount $755,808,000	300,000	2,385,119

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)	September 30, 2017

EQUITY INDEX PUT OPTIONS PURCHASED (continued)

	CONTRACTS	VALUE
S&P 500 Index, 6/15/18 at $2,375 Notional Amount $566,856,000	225,000	$14,793,723
S&P 500 Index, 12/21/18 at $2,375 Notional Amount $377,904,000	150,000	16,086,340
S&P 500 Index, 12/21/18 at $2,475 Notional Amount $251,936,000	100,000	13,762,067

TOTAL EQUITY INDEX PUT OPTIONS PURCHASED (Cost $189,029,777)		73,679,966

SHORT-TERM INVESTMENTS: 1.7%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	$16,123,395	$16,123,395
REPURCHASE AGREEMENT: 1.6%
Fixed Income Clearing Corporation(d) 0.60%, dated 9/29/17, due 10/2/17, maturity value $263,560,177	263,547,000	263,547,000

TOTAL SHORT-TERM INVESTMENTS (Cost $279,670,395)		279,670,395

TOTAL INVESTMENTS (Cost $11,893,564,615)	100.1%	16,180,545,413
OTHER ASSETS LESS LIABILITIES	(0.1%)	(14,277,191)

NET ASSETS	100.0%	$16,166,268,222

(a)	Non-income producing
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, all such securities in total represented $567,829,728 or 3.5% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Repurchase agreement is collateralized by U.S. Treasury Note 1.25%, 7/31/23. Total collateral value is $268,821,440.
(e)	Subsidiary (see below)
(f)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

The listed counterparty may be the parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

CMT: Constant Maturity Treasury

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note - Short Position	1,189	Dec 2017	$(148,996,563)	$1,431,610
Ultra Long- Term U.S. Treasury Bond - Short Position	656	Dec 2017	(108,322,000)	1,854,640

				$3,286,250

5 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Other portfolio holdings, such as debt securities, certain preferred stocks, and derivatives traded over the counter, are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2017:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$10,516,250,362	$—	$—
Preferred Stocks	—	813,067,291	—
Debt Securities
U.S. Treasury	—	716,277,688	—
Government-Related	—	280,421,180	—
Securitized	—	1,732,598,147	—
Corporate	—	1,768,580,384	—
Equity Index Put Options Purchased	—	73,679,966	—
Short-term Investments
Money Market Fund	16,123,395	—	—
Repurchase Agreement	—	263,547,000	—

Total Securities	$10,532,373,757	$5,648,171,656	$—

Other Financial Instruments
Futures Contracts
Appreciation	$3,286,250	$—	$—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at September 30, 2017 and December 31, 2016, and there were no transfers to Level 3 during the period.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Balanced Fund / 6

INCOME FUND
Portfolio of Investments (unaudited)	September 30, 2017

DEBT SECURITIES: 97.1%

	PAR VALUE	VALUE
U.S. TREASURY: 16.0%
U.S. Treasury Note/Bond
0.875%, 1/15/18	$600,000,000	$599,509,986
0.75%, 2/28/18	500,000,000	499,101,560
0.625%, 6/30/18	250,000,000	248,779,298
0.75%, 7/31/18	500,000,000	497,656,250
0.75%, 8/31/18	350,000,000	348,058,592
1.50%, 8/31/18	250,000,000	250,292,970
0.875%, 10/15/18	300,000,000	298,417,968
1.25%, 12/31/18	165,000,000	164,690,625
1.125%, 2/28/19	600,000,000	597,562,500
1.50%, 2/28/19	496,995,000	497,422,108
1.25%, 4/30/19	300,000,000	299,109,375
1.625%, 7/31/19	600,000,000	601,664,064
0.75%, 8/15/19	350,000,000	345,351,562
0.875%, 9/15/19	600,000,000	592,992,186
1.375%, 12/15/19	165,000,000	164,477,930
1.625%, 12/31/19	500,000,000	501,054,690
1.375%, 1/15/20	250,000,000	249,101,562
1.50%, 5/31/20	175,000,000	174,583,008
1.625%, 6/30/20	200,000,000	200,125,000
1.375%, 9/15/20	300,000,000	297,867,186
1.375%, 5/31/21	450,000,000	443,777,346
1.125%, 7/31/21	250,000,000	243,837,890
2.00%, 12/31/21	165,000,000	165,966,798

		8,281,400,454
GOVERNMENT-RELATED: 6.5%
FEDERAL AGENCY: 0.1%
Small Business Admin. - 504 Program
Series 1997-20J 1, 6.55%, 10/1/17	22,360	22,363
Series 1997-20L 1, 6.55%, 12/1/17	1,128	1,132
Series 1998-20B 1, 6.15%, 2/1/18	1,560	1,577
Series 1998-20C 1, 6.35%, 3/1/18	57,764	58,403
Series 1998-20H 1, 6.15%, 8/1/18	60,155	60,811
Series 1998-20L 1, 5.80%, 12/1/18	52,906	53,323
Series 1999-20C 1, 6.30%, 3/1/19	36,808	37,420
Series 1999-20E 1, 6.30%, 5/1/19	1,696	1,725
Series 1999-20G 1, 7.00%, 7/1/19	78,513	80,487
Series 1999-20I 1, 7.30%, 9/1/19	44,487	45,769
Series 2000-20C 1, 7.625%, 3/1/20	2,646	2,747
Series 2000-20G 1, 7.39%, 7/1/20	1,972	2,042
Series 2001-20G 1, 6.625%, 7/1/21	503,177	527,805
Series 2001-20L 1, 5.78%, 12/1/21	1,587,490	1,647,585
Series 2002-20A 1, 6.14%, 1/1/22	9,908	10,467
Series 2002-20L 1, 5.10%, 12/1/22	481,833	504,911
Series 2003-20G 1, 4.35%, 7/1/23	28,178	29,202
Series 2004-20L 1, 4.87%, 12/1/24	751,202	787,041
Series 2005-20B 1, 4.625%, 2/1/25	1,332,451	1,391,249
Series 2005-20D 1, 5.11%, 4/1/25	59,136	62,368
Series 2005-20E 1, 4.84%, 5/1/25	2,303,572	2,417,165
Series 2005-20G 1, 4.75%, 7/1/25	2,229,299	2,332,455
Series 2005-20H 1, 5.11%, 8/1/25	25,515	26,902
Series 2005-20I 1, 4.76%, 9/1/25	2,673,475	2,800,709
Series 2006-20A 1, 5.21%, 1/1/26	2,496,590	2,658,748
Series 2006-20B 1, 5.35%, 2/1/26	727,486	775,656
Series 2006-20C 1, 5.57%, 3/1/26	3,474,231	3,713,532
Series 2006-20G 1, 6.07%, 7/1/26	5,936,574	6,409,716
Series 2006-20H 1, 5.70%, 8/1/26	49,158	52,607
Series 2006-20I 1, 5.54%, 9/1/26	102,206	109,208
Series 2006-20J 1, 5.37%, 10/1/26	2,479,348	2,643,981
Series 2006-20L 1, 5.12%, 12/1/26	2,270,185	2,410,849
Series 2007-20A 1, 5.32%, 1/1/27	4,607,722	4,910,049
Series 2007-20C 1, 5.23%, 3/1/27	7,341,943	7,808,946
Series 2007-20D 1, 5.32%, 4/1/27	8,172,681	8,709,492
Series 2007-20G 1, 5.82%, 7/1/27	4,916,078	5,292,169

		58,400,611

	PAR VALUE	VALUE
FOREIGN AGENCY: 2.1%
Petroleo Brasileiro SA (Brazil)
5.375%, 1/27/21	$118,335,000	$124,926,259
4.375%, 5/20/23	38,625,000	38,180,812
6.25%, 3/17/24	31,505,000	33,663,093
Petroleos Mexicanos (Mexico)
4.875%, 1/18/24	123,065,000	127,618,405
4.25%, 1/15/25	47,290,000	47,015,718
4.50%, 1/23/26	15,065,000	15,039,390
6.875%, 8/4/26	63,400,000	72,117,500
6.50%, 3/13/27(b)	104,765,000	116,315,341
6.625%, 6/15/35	112,290,000	120,992,475
5.50%, 6/27/44	16,603,000	15,482,298
6.375%, 1/23/45	166,156,000	169,063,730
5.625%, 1/23/46	190,720,000	177,369,600
6.75%, 9/21/47	33,161,000	35,279,988

		1,093,064,609
LOCAL AUTHORITY: 4.2%
L.A. Unified School District GO
5.75%, 7/1/34	6,075,000	7,772,294
6.758%, 7/1/34	185,585,000	258,176,573
New Jersey Turnpike Authority RB
7.414%, 1/1/40	41,065,000	61,919,039
7.102%, 1/1/41	148,277,000	216,442,902
New Valley Generation
4.929%, 1/15/21	247,539	264,595
State of California GO
7.50%, 4/1/34	194,406,000	282,458,310
7.55%, 4/1/39	164,895,000	252,882,972
7.30%, 10/1/39	175,140,000	257,452,297
7.625%, 3/1/40	103,410,000	158,459,279
7.60%, 11/1/40	16,760,000	26,225,210
State of Illinois GO
5.665%, 3/1/18	204,685,000	207,556,731
5.877%, 3/1/19	120,575,000	126,056,339
5.10%, 6/1/33	306,400,000	309,862,320

		2,165,528,861
SOVEREIGN: 0.1%
Spain Government International (Spain) 4.00%, 3/6/18(b)	55,790,000	56,125,633

		3,373,119,714
SECURITIZED: 37.5%
ASSET-BACKED: 3.1%
Auto Loan: 0.5%
Ford Credit Auto Owner Trust
Series 2015-REV1 A, 2.12%, 7/15/26(b)	207,826,000	208,588,555
Series 2017-1 A, 2.62%, 8/15/28(b)	10,000,000	10,097,898
Series 2017-REV2 A, 2.36%, 3/15/29(b)	32,121,000	31,940,693
		250,627,146
Credit Card: 0.9%
American Express Master Trust
Series 2017-3 A, 1.77%, 4/15/20	185,705,000	185,123,390
Series 2017-4 A, 1.64%, 12/15/21	246,302,000	245,971,931
Chase Issuance Trust
Series 2012-A4 A4, 1.58%, 8/16/21	14,693,000	14,630,636

		445,725,957
Other: 1.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	445,445,840	462,991,951
9.75%, 1/6/27(b)	241,459,469	252,325,146

		715,317,097
Student Loan: 0.3%
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(b)	29,185,066	29,488,302
SLM Student Loan Trust (Private Loans)
Series 2013-A A2A, 1.77%, 5/17/27(b)	49,202,788	49,150,963
Series 2012-B A2, 3.48%, 10/15/30(b)	20,249,468	20,404,540
Series 2013-C A2A, 2.94%, 10/15/31(b)	31,136,370	31,443,300
Series 2012-E A2A, 2.09%, 6/15/45(b)	9,618,156	9,639,638

1 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Series 2012-C A2, 3.31%, 10/15/46(b)	$43,142,930	$43,318,267

		183,445,010

		1,595,115,210
CMBS: 0.2%
Agency CMBS: 0.2%
Fannie Mae Multifamily DUS
Trust 2014-M13 ASQ2, 1.637%, 11/25/17	1,805,626	1,802,002
Pool AL6028, 2.70%, 7/1/21	2,286,319	2,327,758
Pool AL6455, 2.765%, 11/1/21	9,436,756	9,426,589
Pool AL6445, 2.58%, 1/1/22	8,564,319	8,652,366
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.502%, 3/25/26(e)	120,047,864	11,362,422
Series K056 X1, 1.401%, 5/25/26(e)	41,614,935	3,644,274
Series K057 X1, 1.327%, 7/25/26(e)	44,392,201	3,746,808
Series K064 X1, 0.745%, 3/25/27(e)	107,149,577	5,251,872
Series K065 X1, 0.816%, 4/25/27(e)	481,083,045	26,247,170
Series K066 X1, 0.891%, 6/25/27(e)	384,435,343	23,563,426
Series K067 X1, 0.579%, 7/25/27(e)	482,005,000	23,000,821

		119,025,508

		119,025,508
MORTGAGE-RELATED: 34.2%
Federal Agency CMO & REMIC: 2.7%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	98,196	114,868
Series 1997-2 Z, 7.50%, 6/15/27	7,181,528	7,974,286
Series 1998-2 2A, 8.63%, 8/15/27(e)	23,834	27,250
Series 1998-1 1A, 8.184%, 3/15/28(e)	167,610	189,522
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	281,969	314,371
Trust 1998-58 PC, 6.50%, 10/25/28	1,530,002	1,709,575
Trust 2001-69 PQ, 6.00%, 12/25/31	1,838,746	2,040,495
Trust 2002-33 A1, 7.00%, 6/25/32	2,034,284	2,361,779
Trust 2002-69 Z, 5.50%, 10/25/32	232,062	258,025
Trust 2008-24 GD, 6.50%, 3/25/37	939,030	1,037,398
Trust 2007-47 PE, 5.00%, 5/25/37	3,515,044	3,766,729
Trust 2009-53 QM, 5.50%, 5/25/39	1,672,052	1,774,228
Trust 2009-30 AG, 6.50%, 5/25/39	8,157,459	9,008,500
Trust 2009-40 TB, 6.00%, 6/25/39	3,854,986	4,200,642
Trust 2010-123 WT, 7.00%, 11/25/40	34,861,397	40,386,147
Trust 2001-T3 A1, 7.50%, 11/25/40	111,236	129,638
Trust 2001-T7 A1, 7.50%, 2/25/41	65,628	76,472
Trust 2001-T5 A2, 6.985%, 6/19/41(e)	41,788	46,161
Trust 2001-T5 A3, 7.50%, 6/19/41(e)	202,893	241,803
Trust 2011-58 AT, 4.00%, 7/25/41	8,955,597	9,487,292
Trust 2001-T4 A1, 7.50%, 7/25/41	1,847,066	2,171,231
Trust 2001-T10 A1, 7.00%, 12/25/41	2,132,360	2,505,974
Trust 2013-106 MA, 4.00%, 2/25/42	19,085,956	20,104,954
Trust 2002-90 A1, 6.50%, 6/25/42	4,397,547	5,081,862
Trust 2002-W6 2A1, 7.00%, 6/25/42(e)	2,481,677	2,868,038
Trust 2002-W8 A2, 7.00%, 6/25/42	1,409,751	1,651,627
Trust 2003-W2 1A2, 7.00%, 7/25/42	7,004,739	8,330,607
Trust 2002-T16 A3, 7.50%, 7/25/42	3,275,462	3,880,040
Trust 2003-W4 3A, 7.00%, 10/25/42(e)	2,094,222	2,403,442
Trust 2012-121 NB, 7.00%, 11/25/42	1,139,803	1,309,189
Trust 2003-7 A1, 6.50%, 12/25/42	3,565,296	4,047,574
Trust 2003-W1 2A, 7.50%, 12/25/42(e)	2,647,146	3,014,165
Trust 2004-T1 1A2, 6.50%, 1/25/44	2,188,796	2,508,663
Trust 2004-W2 2A2, 7.00%, 2/25/44	102,035	115,789
Trust 2004-W2 5A, 7.50%, 3/25/44	4,429,446	5,038,179
Trust 2004-W8 3A, 7.50%, 6/25/44	3,395,403	3,979,869
Trust 2004-W15 1A2, 6.50%, 8/25/44	782,475	897,789
Trust 2005-W1 1A3, 7.00%, 10/25/44	5,835,562	6,802,358
Trust 2001-79 BA, 7.00%, 3/25/45	679,051	787,515
Trust 2006-W1 1A1, 6.50%, 12/25/45	400,860	457,822
Trust 2006-W1 1A2, 7.00%, 12/25/45	2,832,477	3,304,059
Trust 2006-W1 1A3, 7.50%, 12/25/45	49,989	59,407
Trust 2006-W1 1A4, 8.00%, 12/25/45	3,461,515	4,089,581
Trust 2007-W10 1A, 6.336%, 8/25/47(e)	10,893,131	12,080,213

	PAR VALUE	VALUE
Trust 2007-W10 2A, 6.343%, 8/25/47(e)	$3,387,514	$3,751,777
USD LIBOR 1-Month
+0.35%, 1.587%, 12/25/42	39,805,486	39,600,241
+0.35%, 1.587%, 12/25/42	54,740,362	54,653,938
+0.35%, 1.587%, 12/25/42	1,078,486	1,072,999
+0.55%, 1.787%, 9/25/43	38,788,049	39,171,783
+0.60%, 1.837%, 10/25/43	20,783,874	20,985,002
+0.60%, 1.837%, 10/25/43	32,909,575	33,200,413
+0.40%, 1.637%, 7/25/44	1,553,263	1,500,819
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	177,113	201,972
Series 3312 AB, 6.50%, 6/15/32	3,081,380	3,500,244
Series T-41 2A, 5.563%, 7/25/32(e)	227,132	250,726
Series 2587 ZU, 5.50%, 3/15/33	4,448,351	4,935,146
Series 2610 UA, 4.00%, 5/15/33	1,757,504	1,840,237
Series T-48 1A, 5.118%, 7/25/33(e)	2,633,609	2,880,087
Series 2708 ZD, 5.50%, 11/15/33	17,141,389	19,261,966
Series 3204 ZM, 5.00%, 8/15/34	8,028,368	8,724,188
Series 3330 GZ, 5.50%, 6/15/37	1,871,800	2,037,111
Series 3427 Z, 5.00%, 3/15/38	3,336,199	3,624,602
Series T-51 1A, 6.50%, 9/25/43(e)	58,552	67,921
Series 4283 DW, 4.50%, 12/15/43(e)	87,677,972	94,229,831
Series 4283 EW, 4.50%, 12/15/43(e)	52,112,151	55,997,075
Series 4281 BC, 4.50%, 12/15/43(e)	144,625,334	155,694,755
Series 4319 MA, 4.50%, 3/15/44(e)	28,085,315	30,332,969
USD LIBOR 1-Month
+0.50%, 1.734%, 6/15/41	22,624,122	22,781,457
+0.35%, 1.584%, 10/15/42	61,242,123	60,776,511
+0.53%, 1.764%, 8/15/43	70,654,779	70,779,877
+0.55%, 1.784%, 8/15/43	85,415,069	85,669,681
+0.55%, 1.784%, 2/15/44	2,415,983	2,436,769
Ginnie Mae
Series 2017-H17 FQ, 3.16%, 11/20/50	142,819,000	141,748,429
USD LIBOR 1-Month
+0.63%, 1.861%, 4/20/65	11,924,951	11,914,958
USD LIBOR 12-Month
+0.30%, 2.026%, 9/20/66	20,947,805	21,026,955
+0.25%, 1.957%, 2/20/67	20,789,263	20,828,307
+0.30%, 2.10%, 4/20/67	25,088,065	25,255,051
+0.20%, 2.01%, 6/20/67	60,248,117	59,921,427
+0.20%, 1.93%, 8/20/67	24,517,045	24,489,383
+0.25%, 1.98%, 9/20/67	25,529,134	25,337,768
+0.27%, 2.02%, 9/20/67	72,334,829	71,792,607

		1,404,910,110
Federal Agency Mortgage Pass-Through: 31.5%
Fannie Mae, 15 Year
6.00%, 11/1/17 - 3/1/23	30,486,032	32,202,572
5.50%, 1/1/18 - 7/1/25	111,407,854	117,994,656
6.50%, 1/1/18 - 12/1/19	6,944	6,982
4.00%, 9/1/25 - 5/1/29	217,475,967	228,169,800
5.00%, 9/1/25	42,871,237	45,431,172
3.50%, 10/1/25 - 2/1/31	979,825,860	1,020,468,108
4.50%, 3/1/29	27,611,099	29,076,579
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	468,781,905	504,511,404
4.00%, 9/1/30 - 3/1/37	2,131,890,683	2,264,546,999
3.50%, 11/1/35 - 4/1/37	479,003,966	498,585,427
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	118,558,647	135,271,114
7.00%, 4/1/32 - 2/1/39	71,152,829	83,278,272
6.50%, 12/1/32 - 8/1/39	49,055,245	55,638,872
5.50%, 2/1/33 - 11/1/39	179,075,879	200,397,363
4.50%, 11/1/35 - 6/1/47	3,920,988,703	4,223,707,561
5.00%, 7/1/37 - 7/1/40	29,010,032	31,790,051
4.00%, 10/1/40 - 8/1/41	56,687,147	59,927,421
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	191,901,804	207,189,737
Fannie Mae, Hybrid ARM 1-Year U.S. Treasury CMT
+2.15%, 3.23%, 10/1/33	2,003,401	2,106,160

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	September 30, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+2.14%, 3.243%, 8/1/34	$529,387	$557,816
+1.97%, 3.182%, 9/1/34	1,941,035	2,020,807
+2.29%, 3.158%, 1/1/36	14,728,795	15,559,494
+2.12%, 3.121%, 7/1/36	65,283	68,742
+2.14%, 3.114%, 12/1/36	2,376,423	2,496,518
USD LIBOR 12-Month
+1.67%, 3.364%, 7/1/34	2,111,758	2,225,759
+1.36%, 2.917%, 10/1/34	1,388,017	1,442,524
+1.94%, 3.522%, 1/1/35	916,730	974,143
+1.40%, 3.145%, 4/1/35	3,002,192	3,125,892
+1.75%, 3.558%, 6/1/35	731,786	772,564
+1.39%, 3.161%, 7/1/35	711,264	739,827
+1.42%, 3.168%, 7/1/35	1,019,403	1,060,620
+1.52%, 3.318%, 7/1/35	1,394,775	1,455,861
+1.75%, 3.538%, 7/1/35	1,597,519	1,686,412
+1.40%, 3.151%, 8/1/35	1,638,858	1,705,428
+1.42%, 3.168%, 8/1/35	4,987,645	5,238,886
+1.75%, 3.503%, 8/1/35	2,863,141	3,018,098
+1.77%, 3.517%, 9/1/35	2,453,393	2,584,292
+1.60%, 3.348%, 10/1/35	2,786,707	2,919,599
+1.75%, 3.472%, 10/1/35	1,535,544	1,616,213
+1.62%, 3.193%, 12/1/35	897,565	941,280
+1.62%, 3.17%, 1/1/36	2,578,807	2,705,149
+1.70%, 3.354%, 1/1/36	3,962,157	4,176,676
+1.71%, 3.418%, 11/1/36	1,577,498	1,659,340
+1.74%, 3.243%, 12/1/36	816,681	859,549
+1.64%, 3.263%, 1/1/37	2,561,882	2,681,915
+2.03%, 3.672%, 2/1/37	5,872,962	6,237,645
+1.93%, 3.678%, 4/1/37	361,325	384,717
+1.19%, 2.94%, 8/1/37	264,980	263,514
+1.82%, 3.602%, 8/1/37	1,778,011	1,878,033
+1.65%, 3.814%, 11/1/37	752,668	789,401
+2.02%, 4.89%, 4/1/38	156,557	162,404
+1.73%, 3.461%, 5/1/38	139,347,997	147,164,910
+1.87%, 5.012%, 5/1/38	2,155,654	2,270,435
+1.87%, 3.622%, 9/1/38	852,147	898,943
+1.61%, 3.331%, 10/1/38	6,866,036	7,176,383
+1.70%, 3.391%, 10/1/38	3,917,050	4,104,423
+1.74%, 3.438%, 10/1/38	1,520,136	1,599,330
+1.74%, 4.477%, 6/1/39	624,021	657,469
+1.76%, 4.089%, 12/1/39	2,514,256	2,641,515
+1.71%, 2.604%, 4/1/42	12,185,435	12,575,743
+1.67%, 2.37%, 9/1/42	10,720,930	10,946,610
+1.68%, 2.508%, 11/1/42	10,240,537	10,521,526
+1.57%, 2.281%, 12/1/42	17,420,884	17,586,663
+1.59%, 2.385%, 2/1/43	17,182,628	17,556,173
+1.79%, 3.402%, 2/1/43	3,841,429	4,007,456
+1.56%, 2.289%, 5/1/43	4,067,703	4,100,334
+1.47%, 1.906%, 6/1/43	4,266,956	4,383,511
+1.44%, 1.929%, 9/1/43	9,403,078	9,623,852
+1.56%, 2.972%, 9/1/43	5,612,309	5,757,200
+1.61%, 2.309%, 10/1/43	42,727,768	43,701,501
+1.54%, 2.645%, 11/1/43	14,241,488	14,555,357
+1.61%, 2.893%, 11/1/43	15,381,162	15,704,991
+1.56%, 3.101%, 12/1/43	6,842,193	7,053,697
+1.55%, 2.413%, 2/1/44	2,512,224	2,579,212
+1.59%, 2.704%, 2/1/44	5,752,908	5,881,704
+1.58%, 2.941%, 2/1/44	10,983,351	11,312,341
+1.56%, 2.676%, 4/1/44	18,371,589	18,919,535
+1.65%, 2.773%, 4/1/44	39,210,753	40,570,716
+1.59%, 2.952%, 4/1/44	7,149,154	7,363,219
+1.59%, 2.955%, 4/1/44	5,233,551	5,371,720
+1.58%, 3.191%, 4/1/44	22,170,899	22,814,285
+1.57%, 2.467%, 5/1/44	15,910,647	16,349,231
+1.57%, 3.054%, 5/1/44	29,181,751	30,069,572
+1.58%, 2.849%, 7/1/44	13,566,663	13,946,768
+1.59%, 2.872%, 7/1/44	18,902,596	19,459,850
+1.56%, 2.934%, 7/1/44	10,052,265	10,340,148
+1.59%, 2.947%, 7/1/44	6,205,780	6,366,852

	PAR VALUE	VALUE
+1.57%, 2.957%, 7/1/44	$6,376,503	$6,549,931
+1.58%, 3.077%, 7/1/44	14,150,861	14,558,793
+1.58%, 2.797%, 8/1/44	11,168,897	11,450,688
+1.57%, 2.804%, 8/1/44	25,857,714	26,542,136
+1.58%, 2.914%, 8/1/44	7,341,658	7,541,462
+1.57%, 3.011%, 8/1/44	8,215,815	8,449,972
+1.58%, 2.674%, 9/1/44	10,027,795	10,253,482
+1.58%, 2.766%, 9/1/44	12,532,103	12,856,531
+1.65%, 2.84%, 9/1/44	38,818,953	39,896,187
+1.58%, 2.854%, 9/1/44	5,812,892	5,963,879
+1.63%, 2.967%, 9/1/44	20,104,845	20,672,969
+1.59%, 2.991%, 9/1/44	8,295,254	8,510,228
+1.57%, 2.475%, 10/1/44	8,386,186	8,530,225
+1.59%, 2.642%, 10/1/44	8,980,934	9,182,711
+1.57%, 2.671%, 10/1/44	16,572,175	16,946,747
+1.57%, 2.749%, 10/1/44	35,639,145	36,506,960
+1.57%, 2.767%, 10/1/44	10,824,819	11,095,366
+1.58%, 2.781%, 10/1/44	19,464,299	19,970,591
+1.56%, 2.851%, 10/1/44	8,612,690	8,836,080
+1.60%, 2.852%, 10/1/44	17,244,121	17,728,979
+1.60%, 2.863%, 10/1/44	13,510,834	13,886,630
+1.58%, 2.902%, 10/1/44	5,710,996	5,856,339
+1.60%, 2.923%, 10/1/44	21,236,253	21,830,819
+1.56%, 2.958%, 10/1/44	11,387,503	11,701,376
+1.58%, 2.734%, 11/1/44	6,699,421	6,850,795
+1.60%, 2.767%, 11/1/44	9,748,422	9,980,916
+1.60%, 2.826%, 11/1/44	18,296,308	18,755,936
+1.58%, 2.853%, 11/1/44	20,270,046	20,801,980
+1.56%, 2.918%, 11/1/44	19,248,498	19,772,182
+1.57%, 2.932%, 11/1/44	17,721,630	18,206,898
+1.58%, 2.704%, 12/1/44	5,180,694	5,301,130
+1.59%, 2.711%, 12/1/44	6,672,766	6,824,000
+1.58%, 2.751%, 12/1/44	5,640,526	5,763,189
+1.57%, 2.762%, 12/1/44	35,411,722	36,248,856
+1.60%, 2.828%, 12/1/44	13,962,772	14,311,678
+1.59%, 3.006%, 12/1/44	10,559,310	10,848,717
+1.57%, 2.921%, 1/1/45	15,000,776	15,384,010
+1.58%, 2.748%, 2/1/45	20,030,021	20,476,158
+1.57%, 3.013%, 3/1/45	185,457,830	190,781,111
+1.59%, 3.082%, 3/1/45	5,702,916	5,851,935
+1.61%, 2.579%, 4/1/45	6,541,043	6,646,648
+1.57%, 2.851%, 4/1/45	42,505,206	43,665,638
+1.60%, 2.644%, 8/1/45	14,640,072	14,894,829
+1.58%, 2.703%, 8/1/45	14,596,288	14,877,301
+1.59%, 2.833%, 10/1/45	30,495,805	31,146,704
+1.60%, 2.625%, 11/1/45	23,459,986	23,851,635
+1.61%, 2.922%, 3/1/46	6,942,961	7,090,002
+1.60%, 2.445%, 4/1/46	43,431,553	44,136,507
+1.59%, 2.678%, 4/1/46	7,110,141	7,222,695
+1.61%, 2.725%, 4/1/46	7,361,338	7,488,460
+1.58%, 2.815%, 4/1/46	19,732,037	20,125,413
+1.61%, 2.913%, 4/1/46	6,353,017	6,473,985
+1.58%, 2.509%, 5/1/46	11,768,344	12,003,229
+1.59%, 2.702%, 6/1/46	10,713,464	10,897,803
+1.60%, 2.759%, 6/1/46	3,660,125	3,729,600
+1.59%, 2.711%, 7/1/46	3,671,226	3,740,366
+1.62%, 2.307%, 12/1/46	9,257,873	9,311,362
+1.61%, 3.135%, 6/1/47	30,015,873	30,770,756
+1.61%, 3.188%, 6/1/47	34,861,700	35,796,608
+1.61%, 3.174%, 7/1/47	48,884,216	48,517,780
+1.61%, 3.174%, 7/1/47	10,416,926	10,691,673
+1.61%, 3.026%, 8/1/47	10,065,540	10,283,900
+1.61%, 3.044%, 8/1/47	10,098,610	10,324,370
USD LIBOR 6-Month
+1.42%, 2.793%, 8/1/34	1,916,461	1,972,674
+1.50%, 2.897%, 1/1/35	1,875,593	1,936,457
+1.57%, 3.054%, 11/1/35	1,995,045	2,068,059
Freddie Mac, Hybrid ARM 1-Year U.S. Treasury CMT
+2.25%, 2.977%, 2/1/34	4,196,662	4,423,072

3 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+2.25%, 2.864%, 11/1/34	$1,256,919	$1,324,822
+2.25%, 3.106%, 2/1/35	881,271	930,776
+2.13%, 2.875%, 4/1/35	651,302	678,514
+1.67%, 2.278%, 1/1/36	2,429,655	2,527,639
+2.25%, 2.889%, 1/1/36	5,753,726	6,063,822
USD LIBOR 12-Month
+1.78%, 3.355%, 9/1/33	5,717,621	6,039,793
+1.80%, 3.548%, 8/1/34	884,425	934,919
+1.63%, 3.25%, 1/1/35	576,836	604,873
+1.79%, 3.489%, 3/1/35	1,172,290	1,238,821
+1.72%, 3.328%, 8/1/35	1,261,230	1,325,002
+1.87%, 3.62%, 8/1/35	2,590,277	2,742,026
+1.83%, 3.469%, 9/1/35	1,627,547	1,712,729
+1.63%, 3.212%, 10/1/35	2,207,931	2,313,347
+1.61%, 3.155%, 1/1/36	1,900,170	1,988,173
+1.89%, 3.591%, 4/1/36	3,255,886	3,447,024
+1.78%, 3.267%, 12/1/36	1,491,946	1,570,318
+1.77%, 3.398%, 1/1/37	2,386,967	2,513,342
+1.57%, 3.246%, 3/1/37	3,407,858	3,557,989
+1.57%, 3.292%, 4/1/37	1,362,547	1,423,563
+1.79%, 3.508%, 4/1/37	1,882,173	1,984,261
+1.63%, 3.444%, 5/1/37	2,896,514	3,034,514
+1.63%, 3.377%, 7/1/37	6,178,542	6,465,113
+2.09%, 6.46%, 10/1/37	115,621	122,903
+2.04%, 5.804%, 1/1/38	1,030,423	1,082,809
+1.57%, 3.087%, 2/1/38	8,515,296	8,881,731
+1.76%, 3.506%, 4/1/38	6,966,391	7,311,732
+1.86%, 3.563%, 4/1/38	9,256,155	9,763,929
+1.92%, 5.22%, 5/1/38	1,725,458	1,812,138
+1.69%, 3.404%, 6/1/38	3,441,735	3,605,138
+1.63%, 4.633%, 6/1/38	572,681	589,893
+1.72%, 3.354%, 10/1/38	709,849	745,535
+1.73%, 3.393%, 10/1/38	2,582,902	2,712,617
+1.78%, 4.119%, 11/1/39	1,867,750	1,956,365
+1.81%, 3.287%, 7/1/43	3,104,176	3,237,214
+1.71%, 1.863%, 8/1/43	58,363,546	60,571,485
+1.64%, 2.762%, 10/1/43	2,858,409	2,920,888
+1.59%, 2.933%, 1/1/44	5,115,286	5,248,657
+1.61%, 3.098%, 1/1/44	3,933,441	4,044,457
+1.62%, 2.904%, 2/1/44	12,031,198	12,370,235
+1.63%, 3.111%, 4/1/44	7,240,298	7,460,244
+1.64%, 3.157%, 4/1/44	3,823,932	3,943,972
+1.63%, 3.007%, 5/1/44	108,564,540	111,598,265
+1.62%, 2.805%, 6/1/44	7,883,408	8,097,862
+1.63%, 3.103%, 6/1/44	23,547,202	24,258,197
+1.62%, 3.049%, 7/1/44	8,303,835	8,540,562
+1.63%, 3.052%, 7/1/44	6,139,115	6,309,300
+1.61%, 2.845%, 8/1/44	9,783,053	10,029,329
+1.62%, 3.002%, 8/1/44	10,208,627	10,480,666
+1.63%, 3.094%, 8/1/44	11,933,645	12,285,354
+1.62%, 2.74%, 9/1/44	11,979,030	12,252,508
+1.62%, 2.773%, 9/1/44	14,284,121	14,636,223
+1.62%, 2.847%, 9/1/44	9,597,682	9,843,112
+1.62%, 2.797%, 10/1/44	7,186,220	7,366,691
+1.62%, 2.817%, 10/1/44	17,475,209	17,900,547
+1.61%, 2.853%, 10/1/44	16,040,203	16,436,801
+1.63%, 3.015%, 10/1/44	15,229,915	15,664,135
+1.63%, 3.02%, 10/1/44	16,217,640	16,682,131
+1.60%, 2.724%, 11/1/44	20,678,561	21,157,183
+1.63%, 2.784%, 11/1/44	8,475,672	8,659,478
+1.63%, 2.808%, 11/1/44	15,857,101	16,239,857
+1.61%, 2.888%, 11/1/44	9,855,538	10,088,073
+1.62%, 2.919%, 11/1/44	15,598,154	15,996,831
+1.61%, 2.922%, 11/1/44	8,726,492	8,951,996
+1.61%, 2.93%, 11/1/44	28,452,114	29,172,970
+1.63%, 2.94%, 11/1/44	20,290,955	20,839,301
+1.63%, 2.941%, 11/1/44	11,965,394	12,274,856
+1.60%, 2.946%, 11/1/44	7,638,615	7,839,532
+1.62%, 2.956%, 11/1/44	13,796,169	14,145,167

	PAR VALUE	VALUE
+1.63%, 2.808%, 12/1/44	$5,420,422	$5,531,674
+1.63%, 2.86%, 12/1/44	23,644,820	24,200,294
+1.62%, 2.893%, 12/1/44	15,563,425	15,967,679
+1.63%, 2.898%, 12/1/44	21,087,538	21,628,651
+1.62%, 2.937%, 12/1/44	10,666,288	10,927,825
+1.62%, 2.686%, 1/1/45	16,020,335	16,357,532
+1.63%, 2.825%, 1/1/45	12,155,145	12,442,093
+1.62%, 2.87%, 1/1/45	11,142,975	11,400,423
+1.62%, 2.905%, 1/1/45	19,074,334	19,538,110
+1.63%, 3.085%, 1/1/45	33,687,287	34,581,557
+1.62%, 2.928%, 2/1/45	17,473,948	17,886,290
+1.62%, 2.697%, 4/1/45	9,404,464	9,588,007
+1.63%, 2.612%, 5/1/45	52,971,355	53,803,229
+1.63%, 2.738%, 6/1/45	6,680,246	6,803,127
+1.63%, 2.633%, 8/1/45	14,024,737	14,243,972
+1.63%, 2.732%, 8/1/45	41,922,774	42,664,857
+1.60%, 2.787%, 8/1/45	11,173,854	11,390,336
+1.63%, 2.803%, 9/1/45	11,686,005	11,911,044
+1.63%, 2.736%, 5/1/46	273,772,679	278,598,968
+1.62%, 2.751%, 5/1/46	20,930,126	21,327,492
+1.62%, 2.641%, 7/1/46	29,259,037	29,672,174
+1.63%, 2.546%, 9/1/46	52,272,213	52,832,054
+1.63%, 3.16%, 6/1/47	14,836,032	15,197,691
USD LIBOR 6-Month
+1.61%, 2.985%, 8/1/36	2,509,477	2,603,044
Freddie Mac Gold, 15 Year
6.00%, 12/1/17 - 11/1/23	11,630,947	12,318,539
6.50%, 12/1/17 - 9/1/18	297	297
5.50%, 10/1/20 - 12/1/24	5,584,517	5,794,030
4.50%, 3/1/25 - 6/1/26	14,683,076	15,606,202
4.00%, 6/1/26 - 6/1/27	229,442,261	240,561,098
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	2,597,269	2,871,630
6.00%, 12/1/27	20,642,271	23,220,724
4.50%, 5/1/30 - 1/1/34	117,837,894	126,862,463
4.00%, 9/1/31 - 10/1/35	527,159,969	560,897,002
3.50%, 7/1/35 - 1/1/36	201,263,277	209,962,711
Freddie Mac Gold, 30 Year
7.90%, 2/17/21	154,962	159,163
7.00%, 4/1/31 - 11/1/38	4,053,307	4,554,173
6.50%, 12/1/32 - 10/1/38	12,720,337	14,167,345
6.00%, 2/1/33 - 2/1/39	23,756,736	26,848,692
5.50%, 3/1/34 - 12/1/38	61,197,584	68,555,166
4.50%, 3/1/39 - 6/1/47	1,903,475,697	2,042,821,984
Ginnie Mae, 20 Year
4.00%, 1/20/35	10,548,087	11,113,362
Ginnie Mae, 30 Year
7.80%, 6/15/20 - 1/15/21	160,536	166,011
8.00%, 9/15/20	2,694	2,793
7.85%, 1/15/21	3,668	3,681
7.50%, 12/15/23 - 5/15/25	954,036	1,063,212
7.00%, 5/15/28	306,709	345,010

		16,325,352,301
Private Label CMO & REMIC: 0.0%(g)
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	3,894,547	4,476,434

		17,734,738,845

		19,448,879,563
CORPORATE: 37.1%
Financials: 13.0%
Bank of America Corp.
7.625%, 6/1/19	226,367,000	247,011,503
5.625%, 7/1/20	135,861,000	147,945,850
4.20%, 8/26/24	163,140,000	171,448,626
4.25%, 10/22/26	127,024,000	132,836,962
6.625%, 5/23/36(a)	244,578,000	304,195,981
Barclays PLC (United Kingdom)
4.375%, 9/11/24	239,204,000	245,570,455
4.836%, 5/9/28	34,675,000	35,929,180
BNP Paribas SA (France)

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	September 30, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
4.25%, 10/15/24	$379,446,000	$396,292,974
4.375%, 9/28/25(b)	139,890,000	145,111,247
4.375%, 5/12/26(b)	94,838,000	99,028,891
Boston Properties, Inc.
5.875%, 10/15/19	48,079,000	51,387,032
5.625%, 11/15/20	79,385,000	86,907,680
4.125%, 5/15/21	52,852,000	55,874,939
3.85%, 2/1/23	76,031,000	80,238,097
3.125%, 9/1/23	19,500,000	19,872,913
3.80%, 2/1/24	64,024,000	66,933,015
3.65%, 2/1/26	19,580,000	19,952,727
Capital One Financial Corp.
3.50%, 6/15/23	155,385,000	158,961,425
3.75%, 4/24/24	36,940,000	38,135,716
3.20%, 2/5/25	67,240,000	67,177,302
4.20%, 10/29/25	121,149,000	124,447,983
Cigna Corp.
4.00%, 2/15/22	62,964,000	66,452,545
7.65%, 3/1/23	7,217,000	8,934,692
7.875%, 5/15/27	26,720,000	36,721,417
Citigroup, Inc.
3.50%, 5/15/23	72,730,000	74,067,767
4.00%, 8/5/24	31,300,000	32,391,908
USD LIBOR 3-Month
+1.70%, 3.015%, 5/15/18	79,070,000	79,794,469
+6.37%, 7.681%, 10/30/40(a)	387,793,025	429,984,906
Equity Residential
4.75%, 7/15/20	5,200,000	5,541,882
4.625%, 12/15/21	108,687,000	117,593,547
3.00%, 4/15/23	47,300,000	48,187,805
3.375%, 6/1/25	77,890,000	79,543,635
HSBC Holdings PLC (United Kingdom)
5.10%, 4/5/21	85,935,000	93,466,318
9.30%, 6/1/21	100,000	121,696
4.30%, 3/8/26	116,100,000	124,698,106
6.50%, 5/2/36	189,105,000	246,320,843
6.50%, 9/15/37	201,366,000	266,273,940
6.80%, 6/1/38	32,000,000	43,784,386
JPMorgan Chase & Co.
3.375%, 5/1/23	92,238,000	94,128,985
4.125%, 12/15/26	106,000,000	110,969,015
8.75%, 9/1/30(a)	58,208,000	84,739,830
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	218,317,000	229,284,220
4.582%, 12/10/25	44,385,000	46,684,984
4.65%, 3/24/26	118,232,000	124,959,753
Navient Corp.
8.45%, 6/15/18	230,726,000	240,416,492
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	292,243,000	322,035,838
6.00%, 12/19/23	277,320,000	308,381,751
Unum Group
7.19%, 2/1/28	11,295,000	13,582,772
7.25%, 3/15/28	25,060,000	31,750,770
6.75%, 12/15/28	8,107,000	9,907,160
Wells Fargo & Co.
2.15%, 12/6/19	280,875,000	282,319,784
4.30%, 7/22/27	247,864,000	262,092,298
USD LIBOR 3-Month
+0.65%, 1.966%, 12/6/19	135,850,000	137,194,196

		6,747,588,208
Industrials: 22.7%
AT&T, Inc.
8.25%, 11/15/31	100,978,000	142,110,265
5.35%, 9/1/40	59,744,000	62,754,704
4.75%, 5/15/46	77,670,000	74,781,840
5.65%, 2/15/47	120,390,000	131,224,780

	PAR VALUE	VALUE
5.45%, 3/1/47	$70,375,000	$74,402,888
4.50%, 3/9/48	250,175,000	230,523,494
BHP Billiton, Ltd. (Australia)
6.75%, 10/19/75(a)(b)(f)	207,547,000	244,386,592
Burlington Northern Santa Fe LLC (d)
4.70%, 10/1/19	33,445,000	35,317,496
8.251%, 1/15/21	2,730,097	2,914,233
3.05%, 9/1/22	39,535,000	40,713,661
5.943%, 1/15/23	33,313	34,864
3.85%, 9/1/23	79,525,000	85,397,943
5.72%, 1/15/24	13,351,861	14,716,502
5.342%, 4/1/24	4,070,855	4,420,697
5.629%, 4/1/24	16,991,825	18,452,102
5.996%, 4/1/24	34,145,745	38,306,497
3.442%, 6/16/28(b)	83,923,246	85,763,196
Cemex SAB de CV (Mexico)
6.50%, 12/10/19(b)	28,318,000	29,450,720
6.00%, 4/1/24(b)	113,175,000	119,965,500
5.70%, 1/11/25(b)	207,411,000	221,100,126
6.125%, 5/5/25(b)	95,400,000	103,032,000
7.75%, 4/16/26(b)	17,600,000	20,222,400
Charter Communications, Inc.
8.75%, 2/14/19	130,460,000	141,699,463
8.25%, 4/1/19	237,543,000	258,250,616
5.00%, 2/1/20	20,700,000	21,881,575
4.125%, 2/15/21	33,095,000	34,357,492
4.00%, 9/1/21	40,609,000	42,180,638
4.908%, 7/23/25	122,505,000	130,915,330
4.20%, 3/15/28(b)	68,500,000	69,267,129
6.55%, 5/1/37	46,188,000	54,226,900
6.75%, 6/15/39	112,072,000	134,408,289
6.484%, 10/23/45	123,321,000	144,926,831
5.375%, 5/1/47(b)	57,310,000	59,301,043
Cox Enterprises, Inc.
3.25%, 12/15/22(b)	110,233,000	111,160,618
2.95%, 6/30/23(b)	229,213,000	225,556,152
3.85%, 2/1/25(b)	259,234,000	260,948,058
CRH PLC (Ireland)
3.875%, 5/18/25(b)	196,754,000	205,518,675
CSX Corp.
9.75%, 6/15/20	10,067,000	11,993,325
6.251%, 1/15/23	12,935,299	14,786,340
Dell Technologies, Inc.
4.42%, 6/15/21(b)	180,080,000	189,048,865
5.45%, 6/15/23(b)	178,108,000	195,343,103
Dillard’s, Inc.
7.13%, 8/1/18	23,565,000	24,431,562
7.875%, 1/1/23	275,000	316,072
7.75%, 7/15/26	21,016,000	24,376,044
7.75%, 5/15/27	12,848,000	14,966,559
7.00%, 12/1/28	28,225,000	31,338,171
DowDuPont
7.375%, 11/1/29	69,100,000	92,059,934
9.40%, 5/15/39	153,811,000	254,961,851
5.25%, 11/15/41	35,928,000	40,483,191
FedEx Corp.
8.00%, 1/15/19	16,875,000	18,178,878
Ford Motor Credit Co. LLC (d)
2.681%, 1/9/20	110,925,000	111,883,784
8.125%, 1/15/20	7,091,000	7,985,366
5.75%, 2/1/21	192,923,000	211,513,326
5.875%, 8/2/21	162,085,000	180,246,036
3.219%, 1/9/22	39,700,000	40,210,270
4.25%, 9/20/22	31,925,000	33,592,456
4.375%, 8/6/23	25,025,000	26,400,671
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(b)	124,595,000	129,512,377
4.25%, 7/21/25(b)	479,998,000	506,117,158
Kinder Morgan, Inc.
4.30%, 6/1/25	119,770,000	125,419,120

5 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
6.50%, 2/1/37	$50,861,000	$57,465,045
6.95%, 1/15/38	92,139,000	111,711,016
6.50%, 9/1/39	72,546,000	82,640,812
5.00%, 8/15/42	57,054,000	56,825,818
5.00%, 3/1/43	71,101,000	70,739,717
5.50%, 3/1/44	80,632,000	84,783,763
5.40%, 9/1/44	57,144,000	59,376,982
Macy’s, Inc.
6.65%, 7/15/24	52,526,000	57,518,302
7.00%, 2/15/28	24,800,000	26,470,659
6.70%, 9/15/28	34,115,000	35,290,663
6.90%, 4/1/29	81,337,000	86,146,846
6.90%, 1/15/32	28,618,000	30,403,104
6.70%, 7/15/34	143,960,000	152,873,604
4.50%, 12/15/34	154,923,000	133,263,435
6.375%, 3/15/37	41,543,000	42,572,270
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(b)	220,010,000	237,381,990
5.50%, 7/21/25(b)	257,875,000	281,021,860
4.85%, 7/6/27(b)	68,075,000	70,389,550
Nordstrom, Inc.
6.95%, 3/15/28	20,107,000	22,434,131
RELX PLC (United Kingdom)
8.625%, 1/15/19	28,613,000	30,908,603
3.125%, 10/15/22	144,337,000	146,255,636
Telecom Italia SPA (Italy)
6.999%, 6/4/18	165,232,000	170,354,192
7.175%, 6/18/19	200,711,000	217,580,760
5.303%, 5/30/24(b)	235,732,000	256,358,550
7.20%, 7/18/36	53,458,000	66,017,957
7.721%, 6/4/38	129,877,000	166,606,216
Time Warner, Inc.
7.625%, 4/15/31	109,850,000	149,753,181
7.70%, 5/1/32	244,392,000	339,635,685
TransCanada Corp. (Canada)
5.625%, 5/20/75(a)(f)	237,639,000	252,016,159
5.875%, 8/15/76(a)(f)	76,814,000	83,343,190
5.30%, 3/15/77(a)(f)	189,486,000	193,986,292
Twenty-First Century Fox, Inc.
6.20%, 12/15/34	14,795,000	18,382,886
6.40%, 12/15/35	49,525,000	62,840,738
6.15%, 3/1/37	31,905,000	39,453,720
6.65%, 11/15/37	79,075,000	103,948,477
6.15%, 2/15/41	44,858,000	56,042,266
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	167,050,000	172,270,312
Union Pacific Corp.
7.60%, 1/2/20	387,688	421,282
6.061%, 1/17/23	3,853,811	4,160,582
4.698%, 1/2/24	2,550,358	2,707,136
5.082%, 1/2/29	6,258,160	6,721,157
5.866%, 7/2/30	38,608,115	43,889,482
6.176%, 1/2/31	33,611,783	38,971,786
Verizon Communications, Inc.
4.272%, 1/15/36	166,472,000	163,467,600
4.522%, 9/15/48	198,801,000	192,263,890
5.012%, 4/15/49	414,012,000	426,628,552
Vulcan Materials Co.
7.50%, 6/15/21	143,984,000	168,280,222
Xerox Corp.
6.35%, 5/15/18	106,052,000	108,787,591
5.625%, 12/15/19	87,407,000	92,965,431
2.75%, 9/1/20	22,690,000	22,650,953
4.50%, 5/15/21	63,744,000	66,728,704
4.07%, 3/17/22	2,349,000	2,405,164
Zoetis, Inc.
3.45%, 11/13/20	39,377,000	40,703,985
4.50%, 11/13/25	166,139,000	182,844,218

		11,749,417,890

	PAR VALUE	VALUE
Utilities: 1.4%
Dominion Energy, Inc.
2.962%, 7/1/19	$10,000,000	$10,142,636
4.104%, 4/1/21	97,451,000	102,114,541
5.75%, 10/1/54(a)(f)	232,036,000	250,598,880
Enel SPA (Italy)
6.80%, 9/15/37(b)	153,664,000	202,545,580
6.00%, 10/7/39(b)	137,712,000	169,663,453

		735,065,090
		19,232,071,188

TOTAL DEBT SECURITIES (Cost $48,679,957,825)		50,335,470,919

SHORT-TERM INVESTMENTS: 2.4%
COMMERCIAL PAPER: 0.7%
Anthem, Inc.
10/23/17(b)	$100,000,000	$99,916,889
11/6/17(b)	28,650,000	28,610,177
Dominion Energy, Inc.
10/19/17(b)	52,000,000	51,963,600
11/8/17(b)	35,000,000	34,949,279
Mondelez International, Inc.
11/6/17(b)	148,100,000	147,886,736

		363,326,681
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	51,754,818	51,754,818
REPURCHASE AGREEMENT: 1.6%
Fixed Income Clearing Corporation(c) 0.60%, dated 9/29/17, due 10/2/17, maturity value $798,555,926	798,516,000	798,516,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,213,597,499)		1,213,597,499

TOTAL INVESTMENTS (Cost $49,893,555,324)	99.5%	51,549,068,418
OTHER ASSETS LESS LIABILITIES	0.5%	264,876,372

NET ASSETS	100.0%	$51,813,944,790

(a)	Hybrid security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, all such securities in total represented $6,099,098,487 or 11.8% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.50%-3.625%, 8/15/19-4/30/23 and Freddie Mac 0.875%-1.75%, 5/30/19-7/19/19. Total collateral value is $814,492,503.
(d)	Subsidiary (see below)
(e)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(f)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(g)	Rounds to 0.0%

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 6

Portfolio of Investments (unaudited)	September 30, 2017

CMO: Collateralized Mortgage Obligation

CMT Constant Maturity Treasury

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note – Short Position	8,394	Dec 2017	$(1,051,873,125)	$9,827,901
Ultra Long- Term U.S. Treasury Bond – Short Position	2,292	Dec 2017	(378,466,500)	6,594,398

				$16,422,299

Dodge & Cox Income Fund / 7	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2017:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$8,281,400,454	$—
Government-Related	—	3,373,119,714	—
Securitized	—	19,448,879,563	—
Corporate	—	19,232,071,188	—
Short-term Investments
Commercial Paper	—	363,326,681	—
Money Market Fund	51,754,818	—	—
Repurchase Agreement	—	798,516,000	—

Total Securities	$51,754,818	$51,497,313,600	$—

Other Financial Instruments
Futures Contracts
Appreciation	$16,422,299	$—	$—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at September 30, 2017 and December 31, 2016, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 8

GLOBAL BOND FUND
Portfolio of Investments (unaudited)	September 30, 2017

DEBT SECURITIES: 95.9%

	PAR VALUE		VALUE

GOVERNMENT: 22.0%
Colombia Government (Colombia) 7.75%, 4/14/21	COP	11,000,000,000	$3,989,744
Czech Republic Government (Czech Republic) 11/9/17	CZK	58,000,000	2,638,508
India Government (India) 8.12%, 12/10/20	INR	150,000,000	2,402,710
Indonesia Government (Indonesia) 8.25%, 5/15/36	IDR	16,200,000,000	1,321,835
Japan Treasury Discount Bill (Japan)
1/22/18	JPY	150,000,000	1,333,774
2/13/18	JPY	435,000,000	3,867,725
Mexico Government (Mexico) 2.00%, 6/9/22(a)	MXN	24,606,769	1,288,457
5.75%, 3/5/26	MXN	132,400,000	6,779,447
Peru Government GDN (Peru) 6.35%, 8/12/28(c)	PEN	8,350,000	2,767,182
Poland Government (Poland)
1.50%, 4/25/20	PLN	4,950,000	1,338,630
U.S. Treasury Note/Bond (United States)
0.875%, 5/31/18	USD	2,680,000	2,673,195

			30,401,207
GOVERNMENT-RELATED: 8.9%
Chicago Transit Authority RB (United States) 6.899%, 12/1/40	USD	2,025,000	2,644,630
Indonesia Government International (Indonesia) 3.75%, 6/14/28(c)	EUR	1,000,000	1,322,251
Peru Government International (Peru) 3.75%, 3/1/30	EUR	1,025,000	1,440,109
Petroleo Brasileiro SA (Brazil) 7.25%, 3/17/44	USD	650,000	676,813
Petroleos Mexicanos (Mexico) 4.875%, 2/21/28	EUR	525,000	666,908
5.50%, 6/27/44	USD	56,000	52,220
6.375%, 1/23/45	USD	535,000	544,363
6.75%, 9/21/47	USD	711,000	756,433
Province of Buenos Aires Argentina (Argentina) 5.375%, 1/20/23(c)	EUR	1,100,000	1,336,900
State of California GO (United States) 7.30%, 10/1/39	USD	500,000	734,990
State of Illinois GO (United States) 5.665%, 3/1/18	USD	800,000	811,224
5.877%, 3/1/19	USD	700,000	731,822
5.10%, 6/1/33	USD	600,000	606,780

			12,325,443
SECURITIZED: 22.5%
ASSET-BACKED: 4.9%
Auto Loan: 0.7%
Ford Credit Auto Owner Trust (United States)
Series 2015-B A3, 1.16%, 11/15/19	USD	371,392	370,933
Series 2015-1 A, 2.12%, 7/15/26(c)	USD	550,000	552,018

			922,951
Credit Card: 1.8%
American Express Master Trust (United States) Series 2017-3 A, 1.77%, 4/15/20	USD	1,240,000	1,236,116
Chase Issuance Trust (United States) Series 2016-A5 A5, 1.27%, 7/15/21	USD	1,330,000	1,318,183

			2,554,299
Other: 1.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	USD	1,228,459	1,276,848

	PAR VALUE		VALUE
9.75%, 1/6/27(c)	USD	570,556	$596,232

			1,873,080
Student Loan: 1.0%
Navient Student Loan Trust (Private Loans) (United States) Series 2015-CA B, 3.25%, 5/15/40(c)	USD	1,350,000	1,364,550

			1,364,550

			6,714,880
MORTGAGE-RELATED: 17.6%
Federal Agency CMO & REMIC: 1.6%
Fannie Mae (United States) Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	576,361	647,421
Freddie Mac (United States)
Series 4283 EW, 4.50%, 12/15/43(f)	USD	153,104	164,518
Series 4319 MA, 4.50%, 3/15/44(f)	USD	538,454	581,546
Ginnie Mae (United States) Series 2010-169 JZ, 4.00%, 12/20/40	USD	785,765	815,676

			2,209,161
Federal Agency Mortgage Pass-Through: 16.0%
Fannie Mae, 15 Year (United States) 5.00%, 7/1/25	USD	22,413	23,855
Fannie Mae, 20 Year (United States) 4.00%, 11/1/30-9/1/35	USD	1,487,802	1,577,396
3.50%, 3/1/37	USD	2,168,569	2,256,980
Fannie Mae, 30 Year (United States) 4.50%, 4/1/39-4/1/46	USD	7,200,169	7,784,016
Fannie Mae, Hybrid ARM (United States)
USD LIBOR 12-Month
+1.58%, 2.914%, 8/1/44	USD	152,773	156,931
+1.58%, 2.766%, 9/1/44	USD	277,970	285,166
Freddie Mac, Hybrid ARM (United States)
USD LIBOR 12-Month
+1.63%, 3.015%, 10/1/44	USD	312,136	321,035
+1.60%, 2.724%, 11/1/44	USD	850,276	869,957
+1.62%, 2.686%, 1/1/45	USD	887,067	905,738
+1.63%, 2.736%, 5/1/46	USD	1,386,439	1,410,880
Freddie Mac Gold, 30 Year (United States) 6.00%, 2/1/35	USD	82,391	92,828
4.50%, 8/1/44-3/1/47	USD	5,958,983	6,388,143

			22,072,925

			24,282,086

			30,996,966
CORPORATE: 42.5%
FINANCIALS: 10.9%
Bank of America Corp. (United States) 4.25%, 10/22/26	USD	950,000	993,475
6.625%, 5/23/36(b)	USD	325,000	404,221
Barclays PLC (United Kingdom) 4.836%, 5/9/28	USD	1,200,000	1,243,403
BNP Paribas SA (France) 4.375%, 9/28/25(c)	USD	1,375,000	1,426,320
Capital One Financial Corp. (United States) 3.75%, 4/24/24	USD	950,000	980,751
Citigroup, Inc. (United States)	USD
USD LIBOR 3-Month
+6.37%, 7.681%, 10/30/40(b)	GBP	1,800,000	1,995,840
HSBC Holdings PLC (United Kingdom) 5.75%, 12/20/27	GBP	550,000	898,008
6.00%, 3/29/40	GBP	600,000	1,075,083
JPMorgan Chase & Co. (United States)
3.375%, 5/1/23	USD	1,050,000	1,071,526
3.875%, 9/10/24	USD	250,000	260,136
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	1,125,000	1,181,515
4.582%, 12/10/25	USD	900,000	946,637
Navient Corp. (United States)
8.45%, 6/15/18	USD	675,000	703,350

1 / Dodge & Cox Global Bond Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2017

DEBT SECURITIES (continued)

	PAR VALUE		VALUE
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	USD	325,000	$358,132
6.00%, 12/19/23	USD	1,275,000	1,417,809

			14,956,206
INDUSTRIALS: 28.1%
AT&T, Inc. (United States) 4.75%, 5/15/46	USD	800,000	770,252
4.50%, 3/9/48	USD	1,425,000	1,313,065
Cemex SAB de CV (Mexico) 7.75%, 4/16/26(c)	USD	1,475,000	1,694,775
Charter Communications, Inc. (United States) 7.30%, 7/1/38	USD	425,000	533,232
6.75%, 6/15/39	USD	1,300,000	1,559,094
Concho Resources, Inc. (United States) 4.875%, 10/1/47	USD	500,000	521,542
Cox Enterprises, Inc. (United States) 8.375%, 3/1/39(c)	USD	975,000	1,353,209
Dell Technologies, Inc. (United States) 4.42%, 6/15/21(c)	USD	350,000	367,432
5.45%, 6/15/23(c)	USD	550,000	603,222
Ford Motor Credit Co. LLC(d) (United States) 5.875%, 8/2/21	USD	1,175,000	1,306,654
Grupo Televisa SAB (Mexico) 8.50%, 3/11/32	USD	964,000	1,300,427
HCA Holdings, Inc. (United States) 4.75%, 5/1/23	USD	1,675,000	1,773,406
Imperial Brands PLC (United Kingdom) 4.25%, 7/21/25(c)	USD	1,200,000	1,265,298
Kinder Morgan, Inc. (United States) 6.95%, 1/15/38	USD	2,225,000	2,697,631
LafargeHolcim, Ltd. (Switzerland) 7.125%, 7/15/36	USD	1,000,000	1,287,944
Macy’s, Inc. (United States) 6.70%, 9/15/28	USD	50,000	51,723
6.90%, 4/1/29	USD	75,000	79,435
6.70%, 7/15/34	USD	425,000	451,315
Millicom International Cellular SA (Luxembourg) 6.625%, 10/15/21(c)	USD	2,550,000	2,632,875
5.125%, 1/15/28(c)	USD	1,400,000	1,411,900
Molex Electronic Technologies LLC(d) (United States) 2.878%, 4/15/20(c)	USD	731,000	735,609
MTN Group, Ltd. (South Africa) 4.755%, 11/11/24(c)	USD	1,400,000	1,390,900
Naspers, Ltd. (South Africa) 5.50%, 7/21/25(c)	USD	2,500,000	2,724,400
RELX PLC (United Kingdom) 8.625%, 1/15/19	USD	58,000	62,653
3.125%, 10/15/22	USD	574,000	581,630
Telecom Italia SPA (Italy) 6.375%, 6/24/19	GBP	800,000	1,161,724
7.721%, 6/4/38	USD	1,150,000	1,475,220
Time Warner, Inc. (United States) 6.20%, 3/15/40	USD	650,000	764,755
TransCanada Corp. (Canada) 5.625%, 5/20/75(b)(g)	USD	1,800,000	1,908,900
5.30%, 3/15/77(b)(g)	USD	475,000	486,281
Twenty-First Century Fox, Inc. (United States) 6.15%, 3/1/37	USD	275,000	340,065
6.65%, 11/15/37	USD	750,000	985,917
Ultrapar Participacoes SA (Brazil) 5.25%, 10/6/26(c)	USD	600,000	618,750

	PAR VALUE		VALUE
Verizon Communications, Inc. (United States) 5.012%, 4/15/49	USD	1,325,000	$1,365,378
Vulcan Materials Co. (United States) 7.50%, 6/15/21	USD	1,038,000	1,213,155

			38,789,768
UTILITIES: 3.5%
Dominion Energy, Inc. (United States) 5.75%, 10/1/54(b)(g)	USD	1,750,000	1,890,000
Enel SPA (Italy) 6.80%, 9/15/37(c)	USD	650,000	856,769
6.00%, 10/7/39(c)	USD	355,000	437,366
The Southern Co. (United States) 5.50%, 3/15/57(b)(g)	USD	1,600,000	1,692,334

			4,876,469

TOTAL DEBT SECURITIES (Cost $127,178,025)			132,346,059

SHORT-TERM INVESTMENTS: 3.4%
COMMERCIAL PAPER: 1.9%
Anthem, Inc. (United States) 11/6/17(c)	USD	1,350,000	1,348,123
Mondelez International, Inc. (United States) 11/6/17(c)	USD	1,350,000	1,348,056

			2,696,179
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	USD	138,229	138,229
REPURCHASE AGREEMENT: 1.4%
Fixed Income Clearing Corporation(e) 0.60%, dated 9/29/17, due 10/2/17, maturity value $1,894,095	USD	1,894,000	1,894,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,728,408)			4,728,408

TOTAL INVESTMENTS (Cost $131,906,433)		99.3%	137,074,467
OTHER ASSETS LESS LIABILITIES		0.7%	989,579

NET ASSETS		100.0%	$138,064,046

(a)	Inflation-linked
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, all such securities in total represented $29,430,985 or 21.3% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Subsidiary (see below)
(e)	Repurchase agreement is collateralized by U.S. Treasury Note 1.25%, 7/31/23. Total collateral value is $1,934,416.
(f)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage

See accompanying Notes to Portfolio of Investments	Dodge & Cox Global Bond Fund / 2

Portfolio of Investments (unaudited)	September 30, 2017

CMO: Collateralized Mortgage Obligation

GDN: Global Depositary Note

REMIC: Real Estate Mortgage Investment Conduit

GO: General Obligation

RB: Revenue Bond

COP:Colombian Peso

CZK:Czech Republic Koruna

EUR:Euro

GBP:British Pound

IDR:Indonesian Rupiah

INR:Indian Rupee

JPY:Japanese Yen

MXN:Mexican Peso

PEN:Peruvian Sol

PLN:Polish Zloty

USD:United States Dollar

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note – Short Position	108	Dec 2017	$(13,533,750)	$129,975
Euro-Bund Future – Short Position	24	Dec 2017	(4,567,147)	38,255
Long-Term U.S. Treasury Bond – Short Position	27	Dec 2017	(4,125,937)	62,649

				$230,879

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Maturity Date	Fixed Rate	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Pay Fixed (Semi-Annual) / Receive USD LIBOR 3-Month (Quarterly):
$1,110,000	12/20/27	2.50%	$(15,998)	$(20,323)	$4,325
1,750,000	7/29/45	2.774%	(80,984)	—	(80,984)
920,000	12/20/47	2.75%	(34,483)	(57,417)	22,934

			$(131,465)	$(77,740)	$(53,725)

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to sell CZK:
Citibank	11/9/17	2,353,514	58,000,000	$(289,953)
Contracts to sell EUR:
Barclays	1/10/18	1,092,700	950,000	(36,506)
Barclays	1/10/18	1,244,454	1,075,000	(33,332)
Barclays	2/14/18	3,454,431	2,900,000	279
Contracts to sell GBP:
Barclays	1/10/18	1,067,675	825,000	(41,274)
Barclays	3/14/18	2,080,066	1,570,000	(34,274)
Contracts to sell JPY:
Barclays	2/13/18	4,013,511	435,000,000	120,751
Goldman Sachs	1/22/18	1,330,554	150,000,000	(10,178)

Counterparty	Settle Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to buy EUR:
Barclays	1/10/18	514,706	425,000	(9,535)
Barclays	1/10/18	591,265	500,000	3,054

				$(330,968)

The listed counterparty may be the parent company or one of its subsidiaries.

3 / Dodge & Cox Global Bond Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Other financial instruments for which market quotes are readily available are valued at market value. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2017:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
Government	$—	$30,401,207	$—
Government-Related	—	12,325,443	—
Securitized	—	30,996,966	—
Corporate	—	58,622,443	—
Short-term Investments
Commercial Paper	—	2,696,179	—
Money Market Fund	138,229	—	—
Repurchase Agreement	—	1,894,000	—

Total Securities	$138,229	$136,936,238	$—

Other Financial Instruments
Futures Contracts
Appreciation	$230,879	$—	$—
Interest Rate Swaps
Appreciation	—	27,259	—
Depreciation	—	(80,984)	—
Currency Forward Contracts
Appreciation	—	124,084	—
Depreciation	—	(455,052)	—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at September 30, 2017 and December 31, 2016, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Bond Fund / 4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: November 27, 2017